UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-9116
                                                      --------

                             Van Wagoner Funds, Inc.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                               435 Pacific Avenue
                                    Suite 400
                             San Francisco, CA 94133
               --------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Garrett Van Wagoner
                               435 Pacific Avenue
                                    Suite 400
                             San Francisco, CA 94133
               --------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 415-835-5000
                                                            ------------

                   Date of fiscal year end: December 31, 2003
                                            -----------------

                     Date of reporting period: June 30, 2003
                                               -------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Reports to Stockholders.

[GRAPHIC]                                                     Semi-Annual Report
                                                                   June 30, 2003

                                                           Small-Cap Growth Fund
                                                               Post-Venture Fund
                                                             Mid-Cap Growth Fund
                                                            Emerging Growth Fund
                                                                 Technology Fund
                                                       Growth Opportunities Fund

                                                                        [LOGO]
                                                                      VanWagoner
                                                                        Funds

Van Wagoner Funds Semi-Annual Report
--------------------------------------------------------------------------------

Dear Fellow Shareholders:                                          June 30, 2003
--------------------------------------------------------------------------------

The first six months of 2003 were a welcome change from the past three years of the bear market. For the period January 1 - June 30, 2003, the Nasdaq Composite Index returned 21.81%, while the S&P SmallCap 600 Index returned 12.93% and the S&P MidCap 400 Index returned 12.41%. Investors have been given a ray of hope with the market's recent turnaround, asking the question, 'is the bear market finally over?' Unfortunately, it may be too soon to provide a definitive answer as we have conflicting economic news. In early April, we finally saw the Iraq situation thankfully come to an end. But while the initial conflict is over, there is still a lot of uncertainty and tension in the Middle East. Economic news has remained a mixed bag as well. We've seen positive data reported in the housing market, which remains extremely robust with the help of historically low interest rates. The Bush tax plan with the significant tax cut and refunds, monetary stimulus and low inflation should boost consumer spending. We did see initial and continuing jobless claims decline slightly in June, which was encouraging, but the number of workers receiving unemployment checks remains at a 20 year high. Business confidence is one of the most important indicators of an economic recovery and, unfortunately, remains weak. Capital spending is still low and profit growth is expected to be in the single digits for the year. So while individual investors and Wall Street currently seem optimistic, business sentiment, which is a critical catalyst for a long-term recovery, remains soft.

With those mixed signals in front of us, we are remaining cautiously optimistic. We think some important positive economic trends look as if they will continue. Profit growth has improved for four consecutive quarters and projections for the next three quarters look good. In fact, first quarter 2003 profits were running 11.7% higher than the same period a year ago, exceeding expectations by roughly 6.2%. In May, eight out of ten leading economic indicators increased, pointing to an economic recovery. Inflationary pressures are slowing and real domestic product growth has accelerated. And the Fed is taking an ultra-stimulative monetary stance, which should provide a boost to liquidity. Overall, we believe the economy is slowly improving and think we'll see a recovery that will continue through the end of 2003 and really take hold in 2004.

We do believe that in order to have a sustained bull market we will have to see true revenue growth. Cost cuts and a focus on productivity have been very important for companies during this bear market, and they should continue to try to squeeze more and more earnings out of the same amount of revenue. But before the markets are going to enter a long-term, sustainable recovery, we will need to see real revenue growth kick in. Once we see real revenue being booked, we can expect to see capital spending resume in the future. Our companies remain cautious in this environment. We think they are going to remain cautious for a while given their current stock prices. In talking to some of our companies, as well as their customers and salespeople, there is no doubt that the activity levels are starting to pick up. We are encouraged that sales should be increasing in the near future. Overall, across the technology spectrum, we're definitely getting the feeling that customers are starting to engage again and things are starting to get a little better. Its still a relatively tough environment but there is currently the possibility of closing business during the rest of the year.

In the Emerging Growth Fund, there is one area that has really been a standout in terms of specific stocks as well as performance of the overall sector - the Internet. Of course, we remember all too well the boom and bust of many Internet companies and the extreme highs and lows of their stock prices. Now, after the shakeout, we're starting to see some companies emerge that really do have good business models using the Internet. We're talking about companies like Amazon (0.8%)(1) and eBay (0.9%)(1), as well as monster.com (0.6%)(1). So some of the older Internet based companies are quite successful and doing very well. Another area where we're seeing a little bit of a comeback is in the telecommunications sector - for the first time in awhile. As long time investors may remember, we started dabbling in telecommunications back in the fall of 2002 and some of those stocks have performed very nicely for us. Those


                                                               Van Wagoner Funds

vanwagoner.com                                                                 1

Van Wagoner Funds Semi-Annual Report
--------------------------------------------------------------------------------

are some of the areas that we like that are starting to see some pickup.

Although there has been a rally in the equity markets from March lows, the S&P SmallCap 600 Index has lagged some other equity indices, returning just 12.93% year to date. In light of the recent rally, we do feel that small-cap stocks are compelling and remain reasonably valued relative to bond yields and large-cap stocks. In the Small-Cap Growth Fund, we have maintained our investment discipline and focused on growth companies whose operating models improve as revenues increase. This means that as revenues increase, the overall profitability of their business improves, as defined by operating margin or net income, or both. We continue to find and invest in innovative, profitable growth companies that are well positioned to benefit in the next economic cycle. For example, we have shifted some of our consumer exposure, moving from discount retailers and into select restaurant names, which should benefit from a boom in business due to seasonality (i.e., restaurants tend to do better in summer) and improved consumer confidence. We look for companies that are growing and profitable, with what we consider reasonable valuations, especially relative to their growth rates.

We are quite pleased with the performance of the newest Van Wagoner Fund, the Growth Opportunities Fund. We have also positioned the Fund for an economic recovery. We are invested selectively within the technology sector and also own some select healthcare names - both are high beta(2) areas where we believe there is good growth potential for leading companies. We are concentrating on companies that are benefiting from the current trends. As stated above, we have been intrigued by some of the classic Internet stocks, especially in the online travel industry, consumer services and Internet service providers. These are companies whose stock prices fell sharply after the dot-com bust, but have risen from the ashes and proven to have successful online business models. We've seen some of these firms post increased earnings for the past six quarters and future growth numbers are compelling.

Another area within technology we like is DSL and broadband. Subscriber rates are improving and firms in this industry are putting renewed interest on improving their subscriber rates. When DSL was introduced to the market a few years ago, telecommunications companies were losing market share to cable companies who offered broadband services via cable modem. Then the telecommunications industry went through a very volatile period in 2000-2001 and put their DSL offerings on the back burner with capital spending plans on hold as they wrestled with cash flows. Now the industry and cash flows are more stable so firms in this area are looking for areas of strategic growth and ways to defend their customer base. They have renewed their interest and efforts in the DSL market.

In the healthcare industry, we're concentrating on specific growth areas, such as biotechnology, where there are exciting new product offerings. Some biotechnology firms have launched products that are gaining market share based on favorable trial data. Many firms have been focusing on offering comparable products to current industry standards, but at much lower costs, which resonates with the medical community.

We thank you for your continued support of the Van Wagoner Funds and look forward to better times ahead.

Sincerely,

/s/ Garrett R. Van Wagoner

Garrett R. Van Wagoner

(1)  Holdings are as of 6/30/03 and are subject to change.

(2) Beta = measures sensitivity to market movements. Beta is a measure of an industry's sensitivity to market movements. By definition, the beta of the stock market is 1.00. Therefore, an industry with a high beta of is expected to perform better than the market in "up" markets and worse in "down" markets.


2    1-800-228-2121

Van Wagoner Funds Schedule of Investments

Van Wagoner Small-Cap Growth Fund June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

Number
of Shares                                                                  Value
--------------------------------------------------------------------------------

COMMON AND PREFERRED STOCKS 94.11%

                Advertising Services 1.85%
   17,500       Getty Images, Inc.*                                  $   722,750
                                                                     -----------

                Aerospace - Defense
                Equipment 2.10%
   60,000       Sensytech, Inc.                                          821,400
                                                                     -----------

                Airlines 2.43%
   50,000       AirTran Holdings, Inc.*                                  523,500
   22,500       SkyWest, Inc.                                            428,850
                                                                     -----------
                                                                         952,350
                                                                     -----------

                Applications Software 2.73%
   30,000       PDF Solutions, Inc.*                                     346,500
   95,000       Red Hat, Inc.*                                           719,150
                                                                     -----------
                                                                       1,065,650
                                                                     -----------

                Batteries/Battery
                Systems 2.31%
   25,000       Wilson Greatbatch
                  Technologies, Inc.*                                    902,500
                                                                     -----------

                Casino Services 1.81%
   37,500       Alliance Gaming Corp.*                                   709,125
                                                                     -----------

                Commercial Services 1.52%
   50,000       Wireless Facilities, Inc.*                               595,000
                                                                     -----------

                Communications
                Software 1.10%
   45,000       SeaChange International, Inc.*                           429,300
                                                                     -----------

                Computer Software -
                Enterprise 0.13%
   28,010       Authoria, Inc., Series C*++                               49,578
                                                                     -----------

                Computers - Integrated
                Systems 0.00%
    3,728       CopperCom, Inc., Common*++                                    --
    8,668       CopperCom, Inc., Series H-2*++                                 2
   34,535       CopperCom, Inc., Series I*++                                   7
                                                                     -----------
                                                                               9
                                                                     -----------

                Computers - Memory
                Devices 2.11%
    3,419       DataCore Software Corp.,
                  Series C*++                                              1,880
   14,000       Imation Corp.                                            529,480
   70,000       Silicon Storage Technology, Inc.*                        293,300
                                                                     -----------
                                                                         824,660
                                                                     -----------

                Computers - Peripheral
                Equipment 1.28%
   40,000       Rimage Corp.*                                            500,000
                                                                     -----------

                Decision Support
                Software 1.38%
   35,000       NetIQ Corp.*                                             541,100
                                                                     -----------

                Electronic Components -
                Semiconductors 3.94%
   32,500       Actel Corp.*                                             666,250
   45,000       ATI Technologies, Inc.*                                  459,000
   75,000       Silicon Image, Inc.*                                     418,500
                                                                     -----------
                                                                       1,543,750
                                                                     -----------

                Electronic Measuring
                Instruments 1.16%
   15,000       FLIR Systems, Inc.*                                      452,250
                                                                     -----------

                Electronics - Semiconductor
                Manufacturing 0.00%
  225,000       SandCraft, Inc., Series B*++                                  98
                                                                     -----------

                E-Marketing/Information 1.65%
   70,000       DoubleClick, Inc.*                                       647,500
                                                                     -----------

                Enterprise Software/
                Services 5.79%
  225,000       Corio, Inc.*                                             360,000
   75,000       Lawson Software, Inc.*                                   582,750
   85,000       Legato Systems, Inc.*                                    713,150
   50,000       OPNET Technologies, Inc.*                                609,500
                                                                     -----------
                                                                       2,265,400
                                                                     -----------


See notes to Schedule of Investments.  Van Wagoner Funds Schedule of Investments

vanwagoner.com                                                                 3

Van Wagoner Funds Schedule of Investments

--------------------------------------------------------------------------------
Van Wagoner Small-Cap Growth Fund (cont'd.) June 30, 2003 (Unaudited)

Number
of Shares                                                                  Value
--------------------------------------------------------------------------------

                 E-Services/Consulting 2.58%
   45,000        Digital Insight Corp.*                              $   857,250
  150,000        I-many, Inc.*                                           151,500
                                                                     -----------
                                                                       1,008,750
                                                                     -----------

                 Food Items - Wholesale
                 Distribution 1.42%
   15,000        Performance Food Group Co.*                             555,000
                                                                     -----------

                 Instruments - Control 1.41%
   20,000        Photon Dynamics, Inc.*                                  552,600
                                                                     -----------

                 Internet Connective
                 Services 0.39%
  150,000        Covad Communications
                 Group, Inc.*                                            151,500
                                                                     -----------

                 Internet Content -
                 Information/News 1.52%
   90,000        Harris Interactive, Inc.*                               593,100
                                                                     -----------

                 Internet Infrastructure
                 Equipment 0.15%
   15,000        Netopia, Inc.*                                           58,350
                                                                     -----------

                 Internet Infrastructure
                 Software 1.53%
   35,000        RADWARE Ltd.*                                           599,550
                                                                     -----------

                 Internet Security 1.37%
   50,000        RSA Security, Inc.*                                     537,500
                                                                     -----------

                 Medical - Biomedical/
                 Genetics 1.41%
   59,800        Athersys, Inc., Series A*++                             215,280
   28,944        Athersys, Inc., Series F*++                             104,198
   17,500        Regeneration Technologies, Inc.*                        232,575
                                                                     -----------
                                                                         552,053
                                                                     -----------

                 Medical - HMO 2.52%
   15,000        AMERIGROUP Corp.*                                       558,000
   11,000        Centene Corp.*                                          427,900
                                                                     -----------
                                                                         985,900
                                                                     -----------

                 Medical - Imaging
                 Systems 1.33%
   27,500        CTI Molecular Imaging, Inc.*                            520,025
                                                                     -----------

                 Medical - Outpatient/
                 Home Medical Care 3.13%
   15,000        Odyssey Healthcare, Inc.*                               555,000
   27,500        VistaCare, Inc.*                                        668,525
                                                                     -----------
                                                                       1,223,525
                                                                     -----------

                 Medical - Products 2.04%
   90,000        ATS Medical, Inc.*                                      350,100
   27,500        Symyx Technologies, Inc.*                               448,800
                                                                     -----------
                                                                         798,900
                                                                     -----------

                 Medical Information
                 Systems 0.88%
   15,000        Cerner Corp.*                                           344,250
                                                                     -----------

                 Medical Instruments 3.54%
   18,000        Edwards Lifesciences Corp.*                             578,520
   15,000        Kensey Nash Corp.*                                      390,000
   27,500        Kyphon, Inc.*                                           415,800
                                                                     -----------
                                                                       1,384,320
                                                                     -----------

                 Medical Laser Systems 0.89%
   20,000        VISX, Inc.*                                             347,000
                                                                     -----------

                 Network Products 1.08%
   80,000        Extreme Networks, Inc.*                                 424,000
                                                                     -----------

                 Non-Hazardous Waste
                 Disposal 1.34%
   15,000        Waste Connections, Inc.*                                525,750
                                                                     -----------

                 Oil & Gas - Drilling 1.74%
   60,000        Grey Wolf, Inc.*                                        242,400
   15,000        Helmerich & Payne, Inc.                                 438,000
                                                                     -----------
                                                                         680,400
                                                                     -----------

                 Oil Companies - Exploration
                 & Production 3.52%
   40,000        Chesapeake Energy Corp.                                 404,000
   20,000        Tom Brown, Inc.*                                        555,800
   20,000        Unit Corp.*                                             418,200
                                                                     -----------
                                                                       1,378,000
                                                                     -----------


     See notes to Schedule of Investments.

4    1-800-228-2121

Van Wagoner Funds Schedule of Investments

Van Wagoner Small-Cap Growth Fund (cont'd) June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

Number
of Shares                                                                  Value
--------------------------------------------------------------------------------

                 Oil Field Machinery &
                 Equipment 0.98%
     20,000      Maverick Tube Corp.*                                $   383,000
                                                                     -----------

                 Oil - Field Services 1.10%
     40,000      Key Energy Services, Inc.*                              428,800
                                                                     -----------

                 Radio 1.13%
     25,000      Radio One, Inc.*                                        444,250
                                                                     -----------

                 Retail - Apparel/Shoes 1.01%
     20,000      The Children's Place
                   Retail Stores, Inc.*                                  397,200
                                                                     -----------

                 Retail - Arts & Crafts 1.46%
     15,000      Michaels Stores, Inc.*                                  570,900
                                                                     -----------

                 Retail - Discount 1.34%
     20,000      Tuesday Morning Corp.*                                  526,000
                                                                     -----------

                 Retail - Restaurants 4.77%
     17,500      Applebee's International, Inc.                          550,025
     20,000      The Cheesecake Factory, Inc.*                           717,800
     15,000      Panera Bread Co.*                                       600,000
                                                                     -----------
                                                                       1,867,825
                                                                     -----------

                 Retail - Video Rental 0.88%
     20,000      Hollywood Entertainment Corp.*                          344,000
                                                                     -----------

                 Semiconductor
                 Equipment 2.50%
     25,000      ATMI, Inc.*                                             624,250
     35,000      Mykrolis Corp.*                                         355,250
                                                                     -----------
                                                                         979,500
                                                                     -----------

                 Semiconductor Components/
                 Integrated Circuits 1.92%
     47,500      Exar Corp.*                                             751,925
                                                                     -----------

                 Software Tools 1.00%
     40,000      Borland Software Corp.*                                 390,800
                                                                     -----------

                 Telecommunications -
                 Equipment 1.89%
     62,500      Anaren, Inc.*                                           585,625
    177,500      Calient Networks, Inc., Series D* ++                     14,289
    143,028      Turin Networks, Inc., Series C* ++                       16,162
  1,097,640      Turin Networks, Inc., Series D* ++                      124,033
                                                                     -----------
                                                                         740,109
                                                                     -----------

                 Telecommunications -
                 Services 2.24%
     15,000      Commonwealth Telephone
                   Enterprises, Inc.*                                    659,550
     25,000      Lightbridge, Inc.*                                      219,000
                                                                     -----------
                                                                         878,550
                                                                     -----------

                 Toys 1.63%
     20,000      Leapfrog Enterprises, Inc.*                             636,200
                                                                     -----------

                 Transport - Services 1.57%
     32,500      Pacer International, Inc.*                              612,950
                                                                     -----------

                 Transportation - Trucking 1.61%
     10,000      Landstar System, Inc.*                                  628,500
                                                                     -----------

                 Total Common and
                 Preferred Stocks
                 (Cost $36,236,787)                                   36,823,402
                                                                     -----------

Principal
Amount
---------

SHORT-TERM INVESTMENT 1.05%

   $412,153      PNC Money Market                                        412,153
                                                                     -----------

                 Total Short-Term Investment
                 (Cost $412,153)                                         412,153
                                                                     -----------

                 Total Investments 95.16%
                 (Cost $36,648,940)                                   37,235,555

                 Other Assets in Excess
                 of Liabilities 4.84%                                  1,894,787
                                                                     -----------

NET ASSETS - 100.00%                                                 $39,130,342
                                                                     ===========

Number
of Shares
---------

SECURITIES SOLD SHORT

      5,000      Biotech HOLDRs Trust                                $   616,250
     13,000      Internet HOLDRs Trust                                   504,010
                                                                     -----------
                                                                       1,120,260
                                                                     -----------
                 Total Securities Sold Short
                 (proceeds $1,120,197)                               $ 1,120,260
                                                                     ===========


See notes to Schedule of Investments.  Van Wagoner Funds Schedule of Investments

vanwagoner.com                                                                 5

Van Wagoner Funds Schedule of Investments

Van Wagoner Small-Cap Growth Fund (cont'd.) June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS

*    Non-income producing
++ The following preferred stocks (and common stocks where noted) were purchased in private placement transactions. Resale to the public may require registration or may be limited due to certain restrictions. These securities are valued at their fair value under procedures approved by the Board of Directors (see Note 2(a) to the Financial Statements). At June 30, 2003, the value of the Fund's restricted securities was $525,527 or 1.34% of net assets.

Security Description                   Date(s) of Acquisition    Number of Shares            Cost
----------------------------------------------------------------------------------------------------
Athersys, Inc., Series A                     October 00                 59,800            $  747,500
Athersys, Inc., Series F                      March 00                  28,944               347,328
Authoria, Inc., Series C                       May 00                   28,010               218,758
Calient Networks, Inc., Series D             December 00               177,500             1,282,438
CopperCom, Inc., Common                        June 01                   3,728                    --
CopperCom, Inc., Series H-2                    June 00                   8,668               499,970
CopperCom, Inc., Series I                      June 01                  34,535               256,940
DataCore Software Corp., Series C              May 00                    3,419                23,542
SandCraft, Inc., Series B                    October 99                225,000               555,750
Turin Networks, Inc., Series C                 July 00                 143,028               600,002
Turin Networks, Inc., Series D               December 01             1,097,640               812,254
----------------------------------------------------------------------------------------------------


6    1-800-228-2121

Van Wagoner Funds Schedule of Investments

Van Wagoner Post-Venture Fund June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

Number
of Shares                                                                  Value
--------------------------------------------------------------------------------

COMMON AND PREFERRED STOCKS 13.01%

                   Computer Software -
                   Enterprise 2.49%
    206,968        Authoria, Inc., Series C* ++                      $   366,333
                                                                     -----------

                   Computers - Integrated
                   Systems - 0.00%
     13,047        CopperCom, Inc., Common* ++                                --
     30,340        CopperCom, Inc., Series H-2* ++                             7
    120,858        CopperCom, Inc., Series I* ++                              26
                                                                     -----------
                                                                              33
                                                                     -----------

                   Computers - Memory
                   Devices - 0.61%
    161,777        DataCore Software Corp.,
                     Series C* ++                                         88,977
                                                                     -----------

                   Electronics - Semiconductor
                   Manufacturing - 0.00%
    195,000        SandCraft, Inc., Series B* ++                              85
    176,600        SandCraft, Inc., Series C* ++                              77
                                                                     -----------
                                                                             162
                                                                     -----------

                   Medical - Biomedical/
                   Genetics - 7.91%
    253,300        Athersys, Inc., Series A* ++                          911,880
     69,219        Athersys, Inc., Series F* ++                          249,188
                                                                     -----------
                                                                       1,161,068
                                                                     -----------

                   Telecommunications -
                   Equipment - 2.00%
    528,500        Calient Networks, Inc.,
                     Series D* ++                                         42,544
    500,596        Turin Networks, Inc.,
                     Series C* ++                                         56,567
  1,726,661        Turin Networks, Inc.,
                     Series D*++                                         195,113
                                                                     -----------
                                                                         294,224
                                                                     -----------

                   Total Common and
                   Preferred Stocks
                   (Cost $17,568,260)                                  1,910,797
                                                                     -----------

Principal
Amount                                                                     Value
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENT 75.99%

$11,159,776        PNC Money Market                                  $11,159,776
                                                                     -----------

                   Total Short-Term Investment
                   (Cost $11,159,776)                                 11,159,776
                                                                     -----------

                   Total Investments 89.00%
                   (Cost $28,728,036)                                 13,070,573

                   Other Assets in Excess
                   of Liabilities 11.00%                               1,615,838
                                                                     -----------

NET ASSETS 100.00%                                                   $14,686,411
                                                                     ===========


See notes to Schedule of Investments.  Van Wagoner Funds Schedule of Investments

vanwagoner.com                                                                 7

Van Wagoner Funds Schedule of Investments

Van Wagoner Post-Venture Fund (cont'd) June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

*    Non-income producing
++ The following preferred stocks (and common stocks where noted) were purchased in private placement transactions. Resale to the public may require registration or may be limited due to certain restrictions. These securities are valued at their fair value under procedures approved by the Board of Directors (see Note 2(a) to the Financial Statements). At June 30, 2003, the value of the Fund's restricted securities was $1,910,797 or 13.01% of net assets.

Security Description                   Date(s) of Acquisition    Number of Shares            Cost
----------------------------------------------------------------------------------------------------
Athersys, Inc., Series A                     October 00                253,300            $3,166,250
Athersys, Inc., Series F                      March 00                  69,219               830,628
Authoria, Inc., Series C                       May 00                  206,968             1,616,420
Calient Networks, Inc., Series D             December 00               528,500             3,818,413
CopperCom, Inc., Common                        June 01                  13,047                    --
CopperCom, Inc., Series H-2                    June 00                  30,340             1,749,997
CopperCom, Inc., Series I                      June 01                 120,858               899,184
DataCore Software Corp., Series C              May 00                  161,777             1,114,084
SandCraft, Inc., Series B                    October 99                195,000               481,650
SandCraft, Inc., Series C                    December 00               176,600               513,906
Turin Networks, Inc., Series C                 July 00                 500,596             2,100,000
Turin Networks, Inc., Series D               December 01             1,726,661             1,277,729
----------------------------------------------------------------------------------------------------


8    1-800-228-2121

Van Wagoner Funds Schedule of Investments

Van Wagoner Mid-Cap Growth Fund June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

Number
of Shares                                                                  Value
--------------------------------------------------------------------------------

COMMON AND PREFERRED STOCKS 9.74%

                  Computer Software -
                  Enterprise 3.06%
   133,414        Authoria, Inc., Series C* ++                       $   236,143
                                                                     -----------

                  Computers - Integrated
                  Systems 0.00%
     5,590        CopperCom, Inc., Common* ++                                 --
    13,002        CopperCom, Inc., Series H-2* ++                              3
    51,788        CopperCom, Inc., Series I* ++                               11
                                                                     -----------
                                                                              14
                                                                     -----------

                  Computers - Memory
                  Devices 1.11%
   154,922        DataCore Software Corp.,
                    Series C*++                                           85,207
                                                                     -----------

                  Electronics - Semiconductor
                  Manufacturing 0.00%
   193,200        SandCraft, Inc., Series C* ++                               84
                                                                     -----------

                  Medical - Biomedical/
                  Genetics 5.00%
   106,900        Athersys, Inc., Series A* ++                           384,840
                                                                     -----------

                  Telecommunications -
                  Equipment 0.57%
   241,900        Calient Networks, Inc.,
                    Series D* ++                                          19,473
   214,542        Turin Networks, Inc.,
                    Series C* ++                                          24,243
                                                                     -----------
                                                                          43,716
                                                                     -----------

                  Total Common and
                  Preferred Stocks
                  (Cost $7,790,292)                                      750,004
                                                                     -----------

Principal
Amount
---------

SHORT-TERM INVESTMENT 90.13%

$6,937,498        PNC Money Market                                     6,937,498
                                                                     -----------

                  Total Short-Term Investment
                  (Cost $6,937,498)                                    6,937,498
                                                                     -----------

                  Total Investments 99.87%
                  (Cost $14,727,790)                                   7,687,502

                  Other Assets in Excess
                  of Liabilities 0.13%                                    10,110
                                                                     -----------

NET ASSETS 100.00%                                                   $ 7,697,612
                                                                     ===========


See notes to Schedule of Investments.  Van Wagoner Funds Schedule of Investments

vanwagoner.com                                                                 9

Van Wagoner Funds Schedule of Investments

Van Wagoner Mid-Cap Growth Fund (cont'd) June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

*    Non-income producing
++ The following preferred stocks (and common stocks where noted) were purchased in private placement transactions. Resale to the public may require registration or may be limited due to certain restrictions. These securities are valued at their fair value under procedures approved by the Board of Directors (see Note 2(a) to the Financial Statements). At June 30, 2003, the value of the Fund's restricted securities was $750,004 or 9.74% of net assets.

Security Description                   Date(s) of Acquisition     Number of Shares           Cost
----------------------------------------------------------------------------------------------------
Athersys, Inc., Series A                     October 00                106,900            $1,336,250
Authoria, Inc., Series C                       May 00                  133,414             1,041,963
Calient Networks, Inc., Series D             December 00               241,900             1,747,728
CopperCom, Inc., Common                        June 01                   5,590                    --
CopperCom, Inc., Series H-2                    June 00                  13,002               749,955
CopperCom, Inc., Series I                      June 01                  51,788               385,303
DataCore Software Corp., Series C              May 00                  154,922             1,066,878
SandCraft, Inc., Series C                    December 00               193,200               562,212
Turin Networks, Inc., Series C                 July 00                 214,542               900,004
----------------------------------------------------------------------------------------------------


10   1-800-228-2121

Van Wagoner Funds Schedule of Investments

Van Wagoner Emerging Growth Fund June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

Number
of Shares                                                                  Value
--------------------------------------------------------------------------------

COMMON AND PREFERRED STOCKS 97.74%

                 Airlines 0.99%
    27,500       JetBlue Airways Corp.*                             $  1,162,975
                                                                    ------------

                 Applications Software 9.93%
 1,175,000       Actuate Corp.*                                        3,266,500
 1,035,000       Embarcadero Technologies, Inc.*                       7,245,000
    75,000       Red Hat, Inc.*                                          567,750
    30,000       SERENA Software, Inc.*                                  626,400
                                                                    ------------
                                                                      11,705,650
                                                                    ------------

                 Audio/Video Products 0.63%
    61,500       TiVo, Inc.*                                             749,070
                                                                    ------------

                 Cellular
                 Telecommunications 0.46%
    30,000       Nextel Communications, Inc.*                            542,400
                                                                    ------------

                 Commercial Services 0.25%
    25,000       Wireless Facilities, Inc.*                              297,500
                                                                    ------------

                 Computer Data Security 0.96%
    50,000       NetScreen Technologies, Inc.*                         1,127,500
                                                                    ------------

                 Computers 0.46%
    25,000       Research In Motion Ltd.*                                540,250
                                                                    ------------

                 Computers - Integrated
                 Systems 0.00%
    18,637       CopperCom, Inc., Common* ++                                  --
    43,343       CopperCom, Inc., Series H-2* ++                              10
   172,646       CopperCom, Inc., Series I*++                                 37
                                                                    ------------
                                                                              47
                                                                    ------------

                 Computers - Memory
                 Devices 2.59%
    14,905       DataCore Software Corp.,
                   Series C* ++                                            8,198
    75,000       Overland Storage, Inc.*                               1,525,500
    20,000       SanDisk Corp.*                                          807,000
    25,000       VERITAS Software Corp.*                                 716,750
                                                                    ------------
                                                                       3,057,448
                                                                    ------------

                 Computers - Peripheral
                 Equipment 0.36%
    45,000       Lexar Media, Inc.*                                      429,300
                                                                    ------------

                 Data Processing/
                 Management 1.15%
    75,000       FileNET Corp.*                                        1,353,000
                                                                    ------------

                 E-Commerce/Business-
                 To-Business 0.82%
   100,000       Agile Software Corp.*                                   965,000
                                                                    ------------

                 E-Commerce/Products 1.27%
    25,000       Amazon.com, Inc.*                                       912,250
   100,000       drugstore.com, Inc.*                                    584,000
                                                                    ------------
                                                                       1,496,250
                                                                    ------------

                 E-Commerce/Services 1.94%
    10,000       eBay, Inc.*                                           1,041,800
    35,000       Monster Worldwide, Inc.*                                690,550
    25,001       Priceline.com, Inc.*                                    559,772
                                                                    ------------
                                                                       2,292,122
                                                                    ------------

                 Electronic Components -
                 Semiconductors 7.14%
   100,000       Amkor Technology, Inc.*                               1,314,000
   200,000       Applied Micro Circuits Corp.*                         1,210,000
    25,000       Broadcom Corp.*                                         622,750
   200,000       ChipPAC, Inc.*                                        1,534,000
   150,000       Conexant Systems, Inc.*                                 615,000
    30,000       Intersil Corp.*                                         798,300
    50,000       NVIDIA Corp.*                                         1,150,500
   100,000       PMC-Sierra, Inc.*                                     1,173,000
                                                                    ------------
                                                                       8,417,550
                                                                    ------------

                 Electronic Components -
                 Miscellaneous 0.51%
   775,000       StockerYale, Inc.*                                      596,750
                                                                    ------------

                 Electronic Design
                 Automation 0.58%
    40,000       Magma Design Automation, Inc.*                          686,000
                                                                    ------------


See notes to Schedule of Investments.  Van Wagoner Funds Schedule of Investments

vanwagoner.com                                                                11

Van Wagoner Funds Schedule of Investments

Van Wagoner Emerging Growth Fund (cont'd) June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

Number
of Shares                                                                  Value
--------------------------------------------------------------------------------

                 Electronics - Semiconductor
                 Manufacturing 0.00%
 1,000,000       SandCraft, Inc., Series B* ++                      $        434
                                                                    ------------

                 E-Marketing/Info 2.00%
    50,000       Digital River, Inc.*                                    965,000
   150,000       DoubleClick, Inc.*                                    1,387,500
                                                                    ------------
                                                                       2,352,500
                                                                    ------------

                 Enterprise Software/
                 Services 7.79%
    43,750       Ascential Software Corp.*                               719,250
   250,000       Corio, Inc.*                                            400,000
   365,000       Manugistics Group, Inc.*                              1,500,150
   200,000       Micromuse, Inc.*                                      1,598,000
   367,500       OPNET Technologies, Inc.*                             4,479,825
    75,000       Retek, Inc.*                                            480,000
                                                                    ------------
                                                                       9,177,225
                                                                    ------------

                 E-Services/Consulting 4.49%
    50,000       Digital Insight Corp.*                                  952,500
 4,300,000       I-many, Inc.*^                                        4,343,000
                                                                    ------------
                                                                       5,295,500
                                                                    ------------

                 Hotels & Motels 0.55%
    15,000       Four Seasons Hotels, Inc.                               648,900
                                                                    ------------

                 Instruments - Scientific 0.88%
    75,000       PerkinElmer, Inc.*                                    1,035,750
                                                                    ------------

                 Internet Application
                 Software 5.86%
   100,000       Centra Software, Inc.*                                  310,000
   100,000       Docent, Inc.*                                           340,000
   195,000       Kana Software, Inc.*                                    590,850
   640,000       MatrixOne, Inc.*                                      3,673,600
   200,000       Netegrity, Inc.*                                      1,168,000
    75,000       RealNetworks, Inc.*                                     508,500
   150,000       Vignette Corp.*                                         312,000
                                                                    ------------
                                                                       6,902,950
                                                                    ------------

                 Internet Connective
                 Services 0.81%
   925,000       Internap Network Services Corp.*                        952,750
                                                                    ------------

                 Internet Content-Information/
                 News 3.37%
    75,000       Ask Jeeves, Inc.*                                     1,031,250
   150,000       CNET Networks, Inc.*                                    934,500
   150,000       Harris Interactive, Inc.*                               988,500
    50,000       SINA Corp.*                                           1,016,500
                                                                    ------------
                                                                       3,970,750
                                                                    ------------

                 Internet Financial
                 Services 1.23%
    50,000       NetBank, Inc.                                           658,000
   125,000       Online Resources Corp.*                                 796,250
                                                                    ------------
                                                                       1,454,250
                                                                    ------------

                 Internet Infrastructure
                 Equipment 1.80%
   200,000       Centillium Communications, Inc.*                      1,982,000
    50,000       Mindspeed Technologies, Inc.*                           135,000
                                                                    ------------
                                                                       2,117,000
                                                                    ------------

                 Internet Infrastructure
                 Software 1.42%
    60,000       RADWARE Ltd.*                                         1,027,800
   100,000       SupportSoft, Inc.*                                      649,000
                                                                    ------------
                                                                       1,676,800
                                                                    ------------

                 Internet Security 4.02%
    50,000       CheckFree Corp.*                                      1,392,000
   150,000       RSA Security, Inc.*                                   1,612,500
   125,000       VeriSign, Inc.*                                       1,728,750
                                                                    ------------
                                                                       4,733,250
                                                                    ------------

                 Medical - Biomedical/
                 Genetics 1.75%
   316,400       Athersys, Inc., Series A*++                           1,139,040
   128,163       Athersys, Inc., Series F*++                             461,387
    12,500       ICOS Corp.*                                             459,375
                                                                    ------------
                                                                       2,059,802
                                                                    ------------


     See notes to Schedule of Investments.

12   1-800-228-2121

Van Wagoner Funds Schedule of Investments

Van Wagoner Emerging Growth Fund (cont'd) June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

Number
of Shares                                                                  Value
--------------------------------------------------------------------------------

                 Medical - Drugs 0.52%
    15,000       Angiotech Pharmaceuticals, Inc.*                   $    611,100
                                                                    ------------

                 Medical - HMO 1.07%
     7,500       Anthem, Inc.*                                           578,625
    45,000       Humana, Inc.*                                           679,500
                                                                    ------------
                                                                       1,258,125
                                                                    ------------

                 Medical - Outpatient/Home
                 Medical Care 0.71%
    22,500       Odyssey Healthcare, Inc.*                               832,500
                                                                    ------------

                 Medical - Products 1.13%
    12,500       Henry Schein, Inc.*                                     654,250
    50,000       Osteotech, Inc.*                                        679,500
                                                                    ------------
                                                                       1,333,750
                                                                    ------------

                 Medical Instruments 1.26%
   100,000       Thoratec Corp.*                                       1,490,000
                                                                    ------------

                 Networking Products 2.92%
   225,000       Enterasys Networks, Inc.*                               681,750
    75,000       Foundry Networks, Inc.*                               1,080,000
    80,000       Juniper Networks, Inc.*                                 989,600
    50,000       Polycom, Inc.*                                          693,000
                                                                    ------------
                                                                       3,444,350
                                                                    ------------

                 Professional Sports 0.21%
   100,000       Championship Auto
                   Racing Teams, Inc.*                                   250,000
                                                                    ------------

                 Radio 1.69%
    40,000       Cumulus Media, Inc.*                                    757,200
   400,000       Sirius Satellite Radio, Inc.*                           676,000
    50,000       XM Satellite Radio Holdings, Inc.*                      552,500
                                                                    ------------
                                                                       1,985,700
                                                                    ------------

                 Respiratory Products 0.67%
    20,000       ResMed, Inc.*                                           784,000
                                                                    ------------

                 Retail - Arts & Crafts 0.97%
    30,000       Michaels Stores, Inc.*                                1,141,800
                                                                    ------------

                 Retail - Discount 0.47%
    17,500       Dollar Tree Stores, Inc.*                               555,275
                                                                    ------------

                 Semiconductor
                 Equipment 0.38%
     1,000       FormFactor, Inc.*                                        17,700
    50,000       LTX Corp.*                                              431,000
                                                                    ------------
                                                                         448,700
                                                                    ------------

                 Semiconductors Components/
                 Integrated Circuits 4.66%
    60,000       02Micro International, Ltd.*                            966,600
   175,000       GlobespanVirata, Inc.*                                1,443,750
    32,500       Marvell Technology Group Ltd.*                        1,117,025
   400,000       Vitesse Semiconductor Corp.*                          1,968,000
                                                                    ------------
                                                                       5,495,375
                                                                    ------------

                 Software Tools 1.36%
    80,000       Altiris, Inc.*                                        1,604,000
                                                                    ------------

                 Telecommunication
                 Services 0.35%
   100,000       COLT Telecom Group plc*                                 413,000
                                                                    ------------

                 Telecommunications -
                 Equipment 5.85%
   870,400       Calient Networks, Inc., Series D* ++                     70,067
   135,000       Comverse Technology, Inc.*                            2,029,050
    30,000       Scientific-Atlanta, Inc.                                715,200
   450,000       Sonus Networks, Inc.*                                 2,263,500
   715,138       Turin Networks, Inc., Series C* ++                       80,811
 3,878,774       Turin Networks, Inc., Series D* ++                      438,301
   150,000       Westell Technologies, Inc.*                           1,297,500
                                                                    ------------
                                                                       6,894,429
                                                                    ------------

                 Telecommunications Equipment -
                 Fiber Optics 2.22%
    70,000       Avanex Corp.*                                           280,000
    75,000       Corning, Inc.*                                          554,250
   250,000       Corvis Corp.*                                           375,000
   200,000       Finisar Corp.*                                          310,000
   125,000       JDS Uniphase Corp.*                                     438,750
    75,000       New Focus, Inc.*                                        280,500
   200,000       Oplink Communications, Inc.*                            374,000
                                                                    ------------
                                                                       2,612,500
                                                                    ------------


See notes to Schedule of Investments.  Van Wagoner Funds Schedule of Investments

vanwagoner.com                                                                13

Van Wagoner Funds Schedule of Investments

Van Wagoner Emerging Growth Fund (cont'd) June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

Number
of Shares                                                                  Value
--------------------------------------------------------------------------------

                Telephone - Integrated 0.43%
   75,000       Cincinnati Bell, Inc.*                              $    502,500
                                                                    ------------

                Television 0.30%
   30,000       Sinclair Broadcast Group, Inc.*                          348,300
                                                                    ------------

                Therapeutics 0.50%
   30,000       The Medicines Company*                                   590,700
                                                                    ------------

                Web Portals/Internet
                Service Providers 3.26%
  150,000       EarthLink, Inc.*                                       1,183,500
   35,000       FindWhat.com*                                            662,900
   40,000       United Online, Inc.*                                   1,013,600
   30,000       Yahoo!, Inc.*                                            982,800
                                                                    ------------
                                                                       3,842,800
                                                                    ------------

                Wireless Equipment 0.80%
  150,000       Powerwave Technologies, Inc.*                            940,500
                                                                    ------------

                Total Common and
                Preferred Stock
                (Cost $141,648,617)                                  115,176,077
                                                                    ------------

Principal
Amount                                                                     Value
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENT 0.01%

$  11,267       PNC Money Market                                    $     11,267
                                                                    ------------

                Total Short-Term Investment
                (Cost $11,267)                                            11,267
                                                                    ------------

OPTIONS 1.61%

    1,000       S&P 500 07/19/03                                       1,900,000
                                                                    ------------

                Total Options
                (Cost $1,890,000)                                      1,900,000
                                                                    ------------

                Total Investments 99.36%
                (Cost $143,549,884)                                  117,087,344

                Other Assets in Excess
                of Liabilities 0.64%                                     752,400
                                                                    ------------

NET ASSETS 100.00%                                                  $117,839,744
                                                                    ============


     See notes to Schedule of Investments.

14   1-800-228-2121

Van Wagoner Funds Schedule of Investments

Van Wagoner Emerging Growth Fund (cont'd) June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

*    Non-income producing
^    Affiliated company - see Note 7 to the Financial Statements.
++ The following preferred stocks (and common stocks where noted) were purchased in private placement transactions. Resale to the public may require registration or may be limited due to certain restrictions. These securities are valued at their fair value under procedures approved by the Board of Directors (see Note 2(a) to the Financial Statements). At June 30, 2003, the value of the Fund's restricted securities was $2,198,285 or 1.87% of net assets.

Security Description                   Date(s) of Acquisition     Number of Shares           Cost
----------------------------------------------------------------------------------------------------
Athersys, Inc., Series A                     October 00                316,400            $3,955,000
Athersys, Inc., Series F                      March 00                 128,163             1,537,956
Calient Networks, Inc., Series D             December 00               870,400             6,288,640
CopperCom, Inc., Common                        June 01                  18,637                    --
CopperCom, Inc., Series H-2                    June 00                  43,343             2,499,995
CopperCom, Inc., Series I                      June 01                 172,646             1,284,486
DataCore Software Corp., Series C              May 00                   14,905               102,646
SandCraft, Inc., Series B                    October 99              1,000,000             2,470,000
Turin Networks, Inc., Series C                 July 00                 715,138             3,000,004
Turin Networks, Inc., Series D               December 01             3,878,774             2,870,292
----------------------------------------------------------------------------------------------------


                                       Van Wagoner Funds Schedule of Investments

vanwagoner.com                                                                15

Van Wagoner Funds Schedule of Investments

Van Wagoner Technology Fund June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

Number
of Shares                                                                  Value
--------------------------------------------------------------------------------

COMMON AND PREFERRED STOCKS 11.06%

                 Computer Software -
                 Enterprise 2.43%
    196,106      Authoria, Inc., Series C* ++                        $   347,108
                                                                     -----------

                 Computers - Integrated
                 Systems 0.00%
     11,181      CopprCom, Inc., Common* ++                                   --
     26,006      CopperCom, Inc., Series H-2* ++                               5
    103,576      CopperCom, Inc., Series I* ++                                22
                                                                     -----------
                                                                              27
                                                                     -----------

                 Computers - Memory
                 Devices 0.62%
    160,437      DataCore Software Corp.,
                 Series C* ++                                             88,240
                                                                     -----------

                 Electronics - Semiconductor
                 Manufacturing 0.00%
    195,000      SandCraft, Inc., Series B* ++                                85
    119,100      SandCraft, Inc., Series C* ++                                52
                                                                     -----------
                                                                             137
                                                                     -----------

                 Medical - Biomedical/
                 Genetics 7.10%
    216,900      Athersys, Inc., Series A* ++                            780,840
     64,276      Athersys, Inc., Series F* ++                            231,394
                                                                     -----------
                                                                       1,012,234
                                                                     -----------

                 Telecommunications -
                 Equipment 0.91%
    448,300      Calient Networks, Inc., Series D* ++                     36,088
    429,082      Turin Networks, Inc., Series C* ++                       48,486
    402,407      Turin Networks, Inc., Series D* ++                       45,472
                                                                     -----------
                                                                         130,046
                                                                     -----------

                 Total Common and
                 Preferred Stocks
                 (Cost $14,554,586)                                    1,577,792
                                                                     -----------

Principal
Amount                                                                     Value
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENT 77.27%

$11,014,950      PNC Money Market                                    $11,014,950
                                                                     -----------

                 Total Short-Term Investment
                 (Cost $11,014,950)                                   11,014,950
                                                                     -----------

                 Total Investments 88.33%
                 (Cost $25,569,536)                                   12,592,742

                 Other Assets In Excess
                 of Liabilities 11.67%                                 1,663,035
                                                                     -----------

NET ASSETS 100.00%                                                   $14,255,777
                                                                     ===========


     See notes to Schedule of Investments.

16   1-800-228-2121

Van Wagoner Funds Schedule of Investments

Van Wagoner Technology Fund (cont'd) June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS

*    Non-income producing
++ The following preferred stocks (and common stocks where noted) were purchased in private placement transactions. Resale to the public may require registration or may be limited due to certain restrictions. These securities are valued at their fair value under procedures approved by the Board of Directors (see Note 2(a) to the Financial Statements). At June 30, 2003, the value of the Fund's restricted securities was $1,577,792 or 11.06% of net assets.

Security Description                   Date(s) of Acquisition     Number of Shares           Cost
----------------------------------------------------------------------------------------------------
Athersys, Inc., Series A                     October 00                216,900            $2,711,250
Athersys, Inc., Series F                      March 00                  64,276               771,312
Authoria, Inc., Series C                       May 00                  196,106             1,531,588
Calient Networks, Inc., Series D             December 00               448,300             3,238,968
CopperCom, Inc., Common                        June 01                  11,181                    --
CopperCom, Inc., Series H-2                    June 00                  26,006             1,499,997
CopperCom, Inc., Series I                      June 01                 103,576               770,605
DataCore Software Corp., Series C              May 00                  160,437             1,104,854
SandCraft, Inc., Series B                    October 99                195,000               481,650
SandCraft, Inc., Series C                    December 00               119,100               346,581
Turin Networks, Inc., Series C                 July 00                 429,082             1,799,999
Turin Networks, Inc., Series D               December 01               402,407               297,782
----------------------------------------------------------------------------------------------------


                                       Van Wagoner Funds Schedule of Investments

vanwagoner.com                                                                17

Van Wagoner Funds Schedule of Investments

Van Wagoner Growth Opportunities Fund June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

Number
of Shares                                                                  Value
--------------------------------------------------------------------------------

COMMON AND PREFFERED STOCKS 99.33%

                 Airlines 3.31%
   60,000        AirTran Holdings, Inc.*                             $   628,200
   20,000        Continental Airlines, Inc.*                             299,400
                                                                     -----------
                                                                         927,600
                                                                     -----------

                 Applications Software 4.47%
   15,000        PDF Solutions, Inc.*                                    173,250
   60,000        Red Hat, Inc.*                                          454,200
   30,000        SERENA Software, Inc.*                                  626,400
                                                                     -----------
                                                                       1,253,850
                                                                     -----------

                 Audio/Video Products 1.30%
   30,000        TiVo, Inc.*                                             365,400
                                                                     -----------

                 Cable Television 1.23%
   10,000        EchoStar Communications Corp.*                          346,200
                                                                     -----------

                 Cellular
                 Telecommunications 2.46%
  120,000        Sprint Corp (PCS Group)*                                690,000
                                                                     -----------

                 Commercial Services 2.97%
   70,000        Wireless Facilities, Inc.*                              833,000
                                                                     -----------

                 Communications Software 2.04%
   60,000        SeaChange International, Inc.*                          572,400
                                                                     -----------

                 Computer Data Security 1.62%
   20,150        NetScreen Technologies, Inc.*                           454,383
                                                                     -----------

                 Computers - Integrated
                 Systems 1.57%
   30,000        McDATA Corp.*                                           440,100
                                                                     -----------

                 Computers - Memory
                 Devices 4.67%
  100,000        Lexar Media, Inc.*                                      954,000
   22,000        Network Appliance, Inc.*                                356,620
                                                                     -----------
                                                                       1,310,620
                                                                     -----------

                 Data Processing -
                 Management 2.35%
   23,000        VERITAS Software Corp.*                                 659,410
                                                                     -----------

                 Decision Support
                 Software 1.44%
   15,000        Cognos, Inc.*                                           405,000
                                                                     -----------

                 E-Commerce/Products 1.30%
   10,000        Amazon.com, Inc.*                                       364,900
                                                                     -----------

                 Electronic Components -
                 Semiconductors 4.06%
   75,000        ChipPAC, Inc.*                                          575,250
   20,000        Micron Technology, Inc.*                                232,600
   11,000        PMC-Sierra, Inc.*                                       129,030
   30,000        Skyworks Solutions, Inc.*                               203,100
                                                                     -----------
                                                                       1,139,980
                                                                     -----------

                 E-Marketing/Info 1.08%
   50,000        ValueClick, Inc.*                                       301,500
                                                                     -----------

                 Enterprise Software/
                 Services 2.86%
   60,000        Micromuse, Inc.*                                        479,400
   50,480        Retek, Inc.*                                            323,071
                                                                     -----------
                                                                         802,471
                                                                     -----------

                 E-Services/Consulting 1.90%
   28,000        Digital Insight Corp.*                                  533,400
                                                                     -----------

                 Internet Application
                 Software 0.71%
  100,000        Portal Software, Inc.*                                  200,000
                                                                     -----------

                 Internet Infrastructure
                 Equipment 1.64%
   15,400        Avocent Corp.*                                          460,922
                                                                     -----------

                 Internet Infrastructure
                 Software 3.95%
   40,000        RADWARE Ltd.*                                           685,200
   65,000        SupportSoft, Inc.*                                      421,850
                                                                     -----------
                                                                       1,107,050
                                                                     -----------


     See notes to Schedule of Investments.

18   1-800-228-2121

Van Wagoner Funds Schedule of Investments

Van Wagoner Growth Opportunities Fund (cont'd) June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

Number
of Shares                                                                  Value
--------------------------------------------------------------------------------

                 Internet Security 1.97%
    40,000       VeriSign, Inc.*                                     $   553,200
                                                                     -----------

                 Medical - Drugs 1.63%
    15,000       Celgene Corp.*                                          456,000
                                                                     -----------

                 Medical - Imaging
                 Systems 0.67%
    10,000       CTI Molecular Imaging, Inc.*                            189,100
                                                                     -----------

                 Medical Instruments 0.93%
    10,000       Kensey Nash Corp.*                                      260,000
                                                                     -----------

                 Medical Laser Systems 0.93%
    15,000       VISX, Inc.*                                             260,250
                                                                     -----------

                 Networking Products 2.69%
    61,000       Juniper Networks, Inc.*                                 754,570
                                                                     -----------

                 Oil- Field Machinery &
                 Equipment 1.99%
    15,000       Grant Prideco, Inc.*                                    176,250
    20,000       Maverick Tube Corp.                                     383,000
                                                                     -----------
                                                                         559,250
                                                                     -----------

                 Radio 1.58%
    25,000       Radio One, Inc.*                                        444,250
                                                                     -----------

                 Respiratory Products 0.84%
     6,000       ResMed, Inc.*                                           235,200
                                                                     -----------

                 Retail - Apparel/Shoes 0.90%
    10,000       Claire's Stores, Inc.                                   253,600
                                                                     -----------

                 Retail-Computer
                 Equipment 2.47%
    30,000       Electronics Boutique Holdings Corp.*                    693,300
                                                                     -----------

                 Retail-Consumer
                 Electronics 0.47%
     3,000       Best Buy Co., Inc.*                                     131,760
                                                                     -----------

                 Semiconductor
                 Equipment 6.66%
    30,000       ASML Holding N.V.*                                      286,800
    35,000       Lam Research Corp.*                                     637,350
    70,000       LTX Corp.*                                              603,400
    20,000       Veeco Instruments, Inc.*                                340,600
                                                                     -----------
                                                                       1,868,150
                                                                     -----------

                 Semiconductors Components/
                 Integrated Circuits 6.40%
   180,000       Atmel Corp.*                                            455,400
   100,000       GlobespanVirata, Inc.*                                  825,000
   105,000       Vitesse Semiconductor Corp.*                            516,600
                                                                     -----------
                                                                       1,797,000
                                                                     -----------

                 Telecommunications -
                 Equipment 6.22%
    47,000       Comverse Technology, Inc.*                              706,410
   120,000       Westell Technologies, Inc.*                           1,038,000
                                                                     -----------
                                                                       1,744,410
                                                                     -----------

                 Telecommunications -
                 Services 1.36%
    60,000       Time Warner Telecom, Inc.*                              382,200
                                                                     -----------

                 Telephone - Integrated 1.79%
    75,000       Cincinnati Bell, Inc.*                                  502,500
                                                                     -----------

                 Therapeutics 5.05%
    36,000       The Medicines Co.*                                      708,840
     5,000       Trimeris, Inc.*                                         228,400
    22,000       United Therapeutics Corp.*                              479,160
                                                                     -----------
                                                                       1,416,400
                                                                     -----------

                 Web Hosting/Design 0.90%
    12,000       Macromedia, Inc.*                                       252,480
                                                                     -----------

                 Web Portals/Internet
                 Service Provider 4.11%
    50,000       EarthLink, Inc.*                                        394,500
    30,000       United Online, Inc.*                                    760,200
                                                                     -----------
                                                                       1,154,700
                                                                     -----------


See notes to Schedule of Investments.  Van Wagoner Funds Schedule of Investments

vanwagoner.com                                                                19

Van Wagoner Funds Schedule of Investments

Van Wagoner Growth Opportunities Fund (cont'd) June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

Number
of Shares                                                                  Value
--------------------------------------------------------------------------------

                  Wireless Equipment 2.84%
  30,000          Crown Castle International Corp.*                  $   233,100
  90,000          Powerwave Technologies, Inc.*                          564,300
                                                                     -----------
                                                                         797,400
                                                                     -----------

                  Total Common and
                  Preferred Stocks
                  (Cost $23,860,535)                                  27,873,906
                                                                     -----------

Principal
Amount                                                                     Value
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENT 1.19%

$334,158          PNC Money Market                                   $   334,158
                                                                     -----------

                  Total Short-Term Investment
                  (Cost $334,158)                                        334,158
                                                                     -----------

                  Total Investments 100.52%
                  (Cost $24,194,693)                                  28,208,064

                  Liabilities in Excess
                  of Other Assets (0.52%)                              (145,572)
                                                                     -----------

NET ASSETS 100.00%                                                   $28,062,492
                                                                     ===========

* Non-income producing


20   1-800-228-2121

Van Wagoner Funds Statements of Assets and Liabilities
--------------------------------------------------------------------------------

June 30, 2003 (Unaudited)

                                                                SMALL-CAP         POST-           MID-CAP
                                                                 GROWTH          VENTURE           GROWTH
                                                                  FUND            FUND              FUND
ASSETS:
Investments, at value:
  Unaffiliated issuers (cost $36,648,940,
  $28,728,036, and $14,727,790 respectively)                 $  37,235,555    $  13,070,573    $   7,687,502
  Affiliated issuers (cost $0, $0, and $0 respectively)                 --               --               --
Receivable from brokers                                          1,199,786          230,837           10,857
Receivable for investments sold                                  8,295,483        1,425,329               --
Receivable for fund shares sold                                     36,943               --               --
Interest and dividends receivable                                    2,776            4,157            2,702
Prepaid expenses and other assets                                  140,633           83,730           48,302
                                                             -------------    -------------    -------------

Total Assets                                                    46,911,176       14,814,626        7,749,363
                                                             -------------    -------------    -------------

LIABILITIES:
Securities sold short, at value (proceeds of
  $1,120,197, $0, and $0 respectively)                           1,120,260               --               --
Payable for investments purchased                                5,405,424               --               --
Payable for fund shares redeemed                                 1,127,503           45,267            6,517
Accrued investment advisory fees                                    17,553               --               --
Accrued distribution fees                                           27,852           13,337            9,250
Accrued expenses and other liabilities                              82,242           69,611           35,984
                                                             -------------    -------------    -------------

Total Liabilities                                                7,780,834          128,215           51,751
                                                             -------------    -------------    -------------

NET ASSETS                                                   $  39,130,342    $  14,686,411    $   7,697,612
                                                             =============    =============    =============

NET ASSETS CONSIST OF:
Capital stock                                                $  88,539,976    $ 556,409,086    $ 221,709,459
Accumulated net investment loss                                   (347,607)        (284,571)        (154,059)
Accumulated net realized loss on investments                   (49,648,579)    (525,780,641)    (206,817,500)
Net unrealized appreciation or depreciation on investments         586,552      (15,657,463)      (7,040,288)
                                                             -------------    -------------    -------------

Net Assets                                                   $  39,130,342    $  14,686,411    $   7,697,612
                                                             =============    =============    =============

CAPITAL STOCK, $0.0001 par value
Authorized                                                     100,000,000      100,000,000      100,000,000
Issued and outstanding                                           3,818,053        4,474,136        2,187,427

NET ASSET VALUE, REDEMPTION PRICE
AND OFFERING PRICE PER SHARE
(NET ASSETS/SHARES OUTSTANDING)                                     $10.25            $3.28            $3.52
                                                                    ======            =====            =====


                                          Van Wagoner Funds Financial Statements

vanwagoner.com                           See notes to financial statements.   21

--------------------------------------------------------------------------------

June 30, 2003 (Unaudited)

                                                         EMERGING                           GROWTH
                                                          GROWTH         TECHNOLOGY     OPPORTUNITIES
                                                           FUND             FUND             FUND
ASSETS:
Investments, at value:
  Unaffiliated issuers (cost $122,628,217,
  $25,569,536 and $24,194,693, respectively)          $ 112,744,344    $  12,592,742    $  28,208,064
  Affiliated issuers (cost $20,921,667, $0
  and $0 respectively)                                    4,343,000               --               --
Receivable from brokers                                     603,095          237,988               --
Receivable for investments sold                           9,971,791        1,442,536          835,339
Receivable for fund shares sold                              49,805               --            8,247
Interest and dividends receivable                               890            4,245              102
Prepaid expenses and other assets                           640,874          100,840           92,043
                                                      -------------    -------------    -------------

Total Assets                                            128,353,799       14,378,351       29,143,795
                                                      -------------    -------------    -------------

LIABILITIES:
Payable for investments purchased                         8,902,764               --          986,572
Payable for fund shares redeemed                          1,251,856           38,395           46,354
Accrued investment advisory fees                             72,426               --           28,977
Accrued distribution fees                                    78,457           15,283           10,655
Accrued expenses and other liabilities                      208,552           68,896            8,745
                                                      -------------    -------------    -------------

Total Liabilities                                        10,514,055          122,574        1,081,303
                                                      -------------    -------------    -------------

NET ASSETS                                            $ 117,839,744    $  14,255,777    $  28,062,492
                                                      =============    =============    =============

NET ASSETS CONSIST OF:
Capital stock                                         $ 630,767,552    $ 431,614,573    $  23,817,520
Accumulated net investment loss                          (1,024,179)        (292,181)        (165,815)
Accumulated net realized gain (loss) on investments    (485,441,089)    (404,089,821)         397,416
Net unrealized appreciation or depreciation
  on investments                                        (26,462,540)     (12,976,794)       4,013,371
                                                      -------------    -------------    -------------

Net Assets                                            $ 117,839,744    $  14,255,777    $  28,062,492
                                                      =============    =============    =============

CAPITAL STOCK, $0.0001 par value
Authorized                                              100,000,000      100,000,000      100,000,000
Issued and outstanding                                   22,584,524        2,560,592        2,305,355

NET ASSET VALUE, REDEMPTION PRICE
AND OFFERING PRICE PER SHARE
(NET ASSETS/SHARES OUTSTANDING)                               $5.22            $5.57           $12.17
                                                              =====            =====           ======


22   1-800-228-2121                           See notes to financial statements.

Van Wagoner Funds Statements of Operations
--------------------------------------------------------------------------------

Period Ended June 30, 2003 (Unaudited)

                                             SMALL-CAP         POST-          MID-CAP
                                              GROWTH          VENTURE         GROWTH
                                               FUND            FUND            FUND
INVESTMENT INCOME:
Interest                                   $     10,280    $     21,835    $     14,999
Dividends                                        12,446              --              --
                                           ------------    ------------    ------------
Total Investment Income                          22,726          21,835          14,999
                                           ------------    ------------    ------------

EXPENSES:
Investment advisory fees                        277,749         155,197          58,964
Transfer agent fees and expenses                101,277         210,791          97,604
Distribution fees                                46,292          32,324          18,286
Fund accounting and administration fees          45,000          45,000          45,000
Professional fees                                31,092          15,430           9,616
Printing and postage expenses                    13,739           5,256           2,190
State registration fees                          12,992          12,580          12,921
Custody fees                                      8,926           6,888           4,041
Directors' fees and expenses                      5,605           4,820           2,740
Miscellaneous expenses                           21,237          27,965          12,736
                                           ------------    ------------    ------------

Total expenses before waiver of expenses        563,909         516,251         264,098
Fees paid indirectly by brokers                      --              --              --
Waiver of expenses                             (193,576)       (209,845)        (95,040)
                                           ------------    ------------    ------------

Net Expenses                                    370,333         306,406         169,058
                                           ------------    ------------    ------------

NET INVESTMENT LOSS                            (347,607)       (284,571)       (154,059)
                                           ------------    ------------    ------------

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments             (3,201,399)    (36,361,674)     (6,129,881)
Net realized loss on short positions           (180,414)             --         (76,120)
Net realized loss on options purchased         (292,125)       (990,881)             --
Change in net unrealized appreciation
  or depreciation on investments              9,074,927      36,457,408       6,554,710
                                           ------------    ------------    ------------
                                              5,400,989        (895,147)        348,709
                                           ------------    ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                  $  5,053,382    $ (1,179,718)   $    194,650
                                           ============    ============    ============


                                          Van Wagoner Funds Financial Statements

vanwagoner.com                           See notes to financial statements.   23

--------------------------------------------------------------------------------

Period Ended June 30, 2003 (Unaudited)

                                             EMERGING                         GROWTH
                                              GROWTH        TECHNOLOGY     OPPORTUNITIES
                                               FUND            FUND            FUND*
INVESTMENT INCOME:
Interest                                   $     11,097    $     20,954    $      2,885
Dividends                                           300           4,595           1,010
                                           ------------    ------------    ------------
Total Investment Income                          11,397          25,549           3,895
                                           ------------    ------------    ------------

EXPENSES:
Investment advisory fees                        647,235         132,561          68,356
Transfer agent fees and expenses                299,669         207,285          72,953
Distribution fees                               129,447          32,776          13,671
Professional fees                                86,935          17,909          16,916
Fund accounting and administration fees          51,779          45,000          30,000
Printing and postage expenses                    38,192           4,529           5,166
State registration fees                          19,848          14,320           8,374
Custody fees                                     12,447           7,049           3,732
Directors' fees and expenses                     16,014           4,937           1,933
Miscellaneous expenses                           57,940          25,557           1,849
                                           ------------    ------------    ------------

Total expenses before waiver of expenses      1,359,506         491,923         222,950
Fees paid indirectly by brokers                      --              --         (28,709)
Waiver of expenses                             (323,930)       (174,193)        (24,531)
                                           ------------    ------------    ------------

Net Expenses                                  1,035,576         317,730         169,710
                                           ------------    ------------    ------------

NET INVESTMENT LOSS                          (1,024,179)       (292,181)       (165,815)
                                           ------------    ------------    ------------

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments     (44,951,151)    (27,338,581)        397,416
Net realized loss on short positions               (311)             --              --
Net realized loss on options purchased       (4,737,858)       (845,251)             --
Change in net unrealized appreciation
  or depreciation on investments             72,100,168      27,890,752       4,013,371
                                           ------------    ------------    ------------
                                             22,410,848        (293,080)      4,410,787
                                           ------------    ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                  $ 21,386,669    $   (585,261)   $  4,244,972
                                           ============    ============    ============

* Commencement of operations was March 1, 2003.


24   1-800-228-2121                           See notes to financial statements.

Van Wagoner Funds Statements of Cash Flows
--------------------------------------------------------------------------------

Period Ended June 30, 2003 (Unaudited)

                                                                  SMALL-CAP          POST-           MID-CAP
                                                                   GROWTH           VENTURE          GROWTH
                                                                    FUND             FUND             FUND
Increase (decrease) in cash -
Cash flows from operating activities:
Net increase (decrease) in net assets from operations          $   5,053,382    $  (1,179,718)   $     194,650

Adjustments to reconcile net increase (decrease) in
  net assets from operations to net cash
  provided by operating activities:
    Purchase of investment securities                           (143,313,180)     (23,462,498)     (15,467,346)
    Proceeds from sale of investment securities                  147,655,922       53,005,156       32,406,242
    Sale (purchase) of short-term investment securities, net       2,872,836       (9,667,396)      (5,712,330)
    Decrease (increase) in receivable from brokers                  (690,167)         277,699          189,322
    Decrease (increase) in interest and dividends receivable             637           (2,783)          (1,705)
    Decrease in receivable from Adviser                                   --           24,149               --
    Decrease (increase) in receivable for investments sold        (8,295,483)      (1,062,370)         850,188
    Increase in prepaid expenses and other assets                   (112,373)         (53,756)         (28,533)
    Increase (decrease) in payable for investments purchased       5,067,216         (198,857)              --
    Increase (decrease) in accrued expenses                            6,446          (34,485)         (32,564)
    Change in net unrealized appreciation
      or depreciation on investments                              (9,074,927)     (36,457,408)      (6,554,710)
    Net realized loss from investments                             3,673,938       37,352,555        6,206,001
                                                               -------------    -------------    -------------
    Net cash provided by operating activities                      2,844,247       18,540,288       12,049,215
                                                               -------------    -------------    -------------

Cash flows from financing activities:
  Proceeds from shares sold                                       23,069,207       12,866,125        2,815,482
  Payment on shares redeemed                                     (25,913,454)     (31,406,413)     (14,864,697)
                                                               -------------    -------------    -------------
  Net cash used in financing activities                           (2,844,247)     (18,540,288)     (12,049,215)
                                                               -------------    -------------    -------------

Net change in cash                                                        --               --               --

Cash:
  Beginning balance                                                       --               --               --
                                                               -------------    -------------    -------------
  Ending balance                                               $          --    $          --    $          --
                                                               =============    =============    =============


                                          Van Wagoner Funds Financial Statements

vanwagoner.com                           See notes to financial statements.   25

--------------------------------------------------------------------------------

Period Ended June 30, 2003 (Unaudited)

                                                                  EMERGING                           GROWTH
                                                                   GROWTH         TECHNOLOGY     OPPORTUNITIES
                                                                    FUND             FUND             FUND
Increase (decrease) in cash -
Cash flows from operating activities:
Net increase (decrease) in net assets from operations          $  21,386,669    $    (585,261)   $   4,244,972

Adjustments to reconcile net increase (decrease) in
  net assets from operations to net cash
  provided by operating activities:
    Purchase of investment securities                           (224,480,472)     (21,678,846)     (40,615,558)
    Proceeds from sale of investment securities                  225,045,067       54,068,303       17,152,439
    Sale (purchase) of short-term investment securities, net         554,172       (9,483,595)        (334,158)
    Decrease (increase) in receivable from brokers                   467,085          255,589               --
    Decrease (increase) in interest and dividends receivable             223           (3,222)            (102)
    Increase in receivable for investments sold                   (7,960,249)      (1,072,116)        (835,339)
    Increase in prepaid expenses and other assets                   (588,975)         (71,864)         (92,043)
    Increase (decrease) in payable for investments purchased       8,411,028         (199,437)         986,572
    Increase (decrease) in accrued expenses                           53,116          (37,468)          48,377
    Change in net unrealized appreciation
      or depreciation on investments                             (72,100,168)     (27,890,752)      (4,013,371)
    Net realized loss (gain) from investments                     49,689,320       28,183,832         (397,416)
                                                               -------------    -------------    -------------
    Net cash provided by operating activities                        476,816       21,485,163      (23,855,627)
                                                               -------------    -------------    -------------

Cash flows from financing activities:
  Proceeds from shares sold                                       95,959,495        5,157,384       24,718,698
  Payment on shares redeemed                                     (96,436,311)     (26,642,547)        (863,071)
                                                               -------------    -------------    -------------
  Net cash used in financing activities                             (476,816)     (21,485,163)      23,855,627
                                                               -------------    -------------    -------------

Net change in cash                                                        --               --               --

Cash:
  Beginning balance                                                       --               --               --
                                                               -------------    -------------    -------------
  Ending balance                                               $          --    $          --    $          --
                                                               =============    =============    =============


26   1-800-228-2121                           See notes to financial statements.

Van Wagoner Funds Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                          SMALL-CAP GROWTH FUND                    POST-VENTURE FUND

                                                  Six Months Ended          Year          Six Months Ended          Year
                                                   June 30, 2003           Ended           June 30, 2003           Ended
                                                    (Unaudited)        Dec. 31, 2002        (Unaudited)        Dec. 31, 2002
OPERATIONS:
Net investment loss                                $    (347,607)      $  (1,052,275)      $    (284,571)      $  (1,460,936)
Net realized loss on investments                      (3,201,399)        (20,107,094)        (36,361,674)        (96,523,746)
Net realized gain (loss) on short positions             (180,414)          1,115,118                  --           1,260,698
Net realized gain on options written                          --             254,718                  --              20,929
Net realized gain (loss) on options purchased           (292,125)                 --            (990,881)          2,869,404
Change in net unrealized appreciation
  or depreciation on investments                       9,074,927         (11,905,395)         36,457,408          (1,912,744)
                                                   -------------       -------------       -------------       -------------
Net increase (decrease) in net assets
  resulting from operations                            5,053,382         (31,694,928)         (1,179,718)        (95,746,395)
                                                   -------------       -------------       -------------       -------------

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares                          23,099,870          81,659,739          12,851,693         160,734,653
Redemption of shares                                 (26,897,911)       (116,016,315)        (31,128,427)       (197,290,663)
                                                   -------------       -------------       -------------       -------------

Net decrease from share transactions                  (3,798,041)        (34,356,576)        (18,276,734)        (36,556,010)
                                                   -------------       -------------       -------------       -------------

TOTAL INCREASE (DECREASE)
  IN NET ASSETS                                        1,255,341         (66,051,504)        (19,456,452)       (132,302,405)

NET ASSETS:
Beginning of period                                   37,875,001         103,926,505          34,142,863         166,445,268
                                                   -------------       -------------       -------------       -------------

End of period                                      $  39,130,342       $  37,875,001       $  14,686,411       $  34,142,863
                                                   =============       =============       =============       =============

TRANSACTIONS IN SHARES:
Shares sold                                            2,521,162           7,582,968           3,697,021          33,531,367
Shares redeemed                                       (2,940,720)        (10,356,280)         (9,633,266)        (39,703,509)
                                                   -------------       -------------       -------------       -------------

Net decrease                                            (419,558)         (2,773,312)         (5,936,245)         (6,172,142)
                                                   =============       =============       =============       =============


                                          Van Wagoner Funds Financial Statements

vanwagoner.com                           See notes to financial statements.   27

--------------------------------------------------------------------------------

                                                          MID-CAP GROWTH FUND                    EMERGING GROWTH FUND

                                                 Six Months Ended           Year          Six Months Ended          Year
                                                   June 30, 2003           Ended           June 30, 2003           Ended
                                                    (Unaudited)        Dec. 31, 2002        (Unaudited)        Dec. 31, 2002
OPERATIONS:
Net investment loss                                $    (154,059)      $    (555,995)      $  (1,024,179)      $  (3,311,106)
Net realized loss on investments                      (6,129,881)        (27,406,653)        (44,951,151)       (161,841,195)
Net realized gain (loss) on short positions              (76,120)            430,247                (311)          2,853,887
Net realized gain on options written                          --                  --                  --             107,300
Net realized gain (loss) on options purchased                 --                  --          (4,737,858)          9,186,243
Change in net unrealized appreciation
  or depreciation on investments                       6,554,710           4,520,226          72,100,168         (48,766,985)
                                                   -------------       -------------       -------------       -------------
Net increase (decrease) in net assets
  resulting from operations                              194,650         (23,012,175)         21,386,669        (201,771,856)
                                                   -------------       -------------       -------------       -------------

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares                           2,797,014          39,521,076          95,950,124         290,482,678
Redemption of shares                                 (14,824,177)        (47,209,756)        (97,056,133)       (353,937,388)
                                                   -------------       -------------       -------------       -------------

Net decrease from share transactions                 (12,027,163)         (7,688,680)         (1,106,009)        (63,454,710)
                                                   -------------       -------------       -------------       -------------

TOTAL INCREASE (DECREASE)
  IN NET ASSETS                                      (11,832,513)        (30,700,855)         20,280,660        (265,226,566)

NET ASSETS:
Beginning of period                                   19,530,125          50,230,980          97,559,084         362,785,650
                                                   -------------       -------------       -------------       -------------

End of period                                      $   7,697,612       $  19,530,125       $ 117,839,744       $  97,559,084
                                                   =============       =============       =============       =============

TRANSACTIONS IN SHARES:
Shares sold                                              787,896           8,706,627          21,090,486          49,963,039
Shares redeemed                                       (4,311,466)        (10,355,488)        (21,105,473)        (57,117,454)
                                                   -------------       -------------       -------------       -------------

Net decrease                                          (3,523,570)         (1,648,861)            (14,987)         (7,154,415)
                                                   =============       =============       =============       =============


28   1-800-228-2121

--------------------------------------------------------------------------------

                                                           TECHNOLOGY FUND               GROWTH OPPORTUNITIES FUND

                                                  Six Months Ended          Year                Period Ended
                                                   June 30, 2003           Ended               June 30, 2003*
                                                    (Unaudited)        Dec. 31, 2002            (Unaudited)
OPERATIONS:
Net investment loss                                $    (292,181)      $  (1,294,934)          $    (165,815)
Net realized gain (loss) on investments              (27,338,581)        (74,403,497)                397,416
Net realized gain on short positions                          --           1,086,986                      --
Net realized gain on options written                          --              40,491                      --
Net realized gain (loss) on options purchased           (845,251)          2,971,974                      --
Change in net unrealized appreciation
  or depreciation on investments                      27,890,752          (8,422,545)              4,013,371
                                                   -------------       -------------           -------------
Net increase (decrease) in net assets
  resulting from operations                             (585,261)        (80,021,525)              4,244,972
                                                   -------------       -------------           -------------

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares                           5,136,540          52,261,713              24,726,945
Redemption of shares                                 (26,274,547)        (70,981,579)               (909,425)
                                                   -------------       -------------           -------------
Net increase (decrease) from
  share transactions                                 (21,138,007)        (18,719,866)             23,817,520
                                                   -------------       -------------           -------------

TOTAL INCREASE (DECREASE)
  IN NET ASSETS                                      (21,723,268)        (98,741,391)             28,062,492

NET ASSETS:
Beginning of period                                   35,979,045         134,720,436                      --
                                                   -------------       -------------           -------------
End of period                                      $  14,255,777       $  35,979,045           $  28,062,492
                                                   =============       =============           =============

TRANSACTIONS IN SHARES:
Shares sold                                              886,554           6,252,492               2,383,726
Shares redeemed                                       (4,930,380)         (8,100,309)                (78,371)
                                                   -------------       -------------           -------------
Net increase (decrease)                               (4,043,826)         (1,847,817)              2,305,355
                                                   =============       =============           =============

* Commencement of operations was March 1, 2003.


                                          Van Wagoner Funds Financial Statements

vanwagoner.com                           See notes to financial statements.   29

Van Wagoner Funds Financial Highlights
--------------------------------------------------------------------------------

For a Fund Share Outstanding Throughout the Period

                                                                                SMALL-CAP GROWTH FUND

                                               Six Months         Year            Year         Year            Year         Year
                                                 Ended           Ended           Ended        Ended           Ended        Ended
                                             June 30, 2003      Dec. 31,        Dec. 31,     Dec. 31,        Dec. 31,     Dec. 31,
                                              (Unaudited)         2002            2001         2000            1999         1998
Net Asset Value, Beginning of Period           $   8.94         $  14.82        $  24.99     $  34.79        $  11.30     $   9.99

INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
Net investment loss                               (0.09)           (0.25)          (0.21)       (0.56)          (0.16)       (0.16)
Net realized and unrealized gains
  (losses) on investments                          1.40            (5.63)          (9.96)       (4.74)          23.65         1.47
                                               --------         --------        --------     --------        --------     --------
Total from investment operations                   1.31            (5.88)         (10.17)       (5.30)          23.49         1.31
                                               --------         --------        --------     --------        --------     --------

DISTRIBUTIONS:
Net realized gains                                   --               --              --        (4.50)             --           --
                                               --------         --------        --------     --------        --------     --------

Net Asset Value, End of Period                 $  10.25         $   8.94        $  14.82     $  24.99        $  34.79     $  11.30
                                               ========         ========        ========     ========        ========     ========

Total Return(1)                                   14.65%          (39.68)%        (40.74)%     (18.23)%        207.88%       13.11%

SUPPLEMENTAL DATA
  AND RATIOS:
Net assets, end of period (000s)               $ 39,130         $ 37,875        $103,927     $158,591        $296,026     $ 46,113
Ratio of expenses to average net assets:
  Net of waivers and reimbursements(2)             2.00%            2.00%(3)        1.95%        1.95%(3)        1.95%        1.95%
  Before waivers and reimbursements(2)             3.04%            2.74%(3)        2.33%        1.97%(3)        2.18%        2.63%
Ratio of net investment loss to
  average net assets:
  Net of waivers and reimbursements(2)            (1.88)%          (1.86)%         (1.64)%      (1.34)%         (1.13)%      (1.30)%
  Before waivers and reimbursements(2)            (2.92)%          (2.60)%         (2.02)%      (1.36)%         (1.36)%      (1.98)%
Portfolio turnover rate(1)                          392%             540%            219%         170%            180%         367%

(1)  Not annualized for periods less than one year.

(2)  Annualized for periods less than one year.

(3) Excludes dividends on short sales. Including dividends on short sales, the ratio of expenses to average net assets net of waivers and reimbursements and before waivers and reimbursements would be 2.02% and 2.76%; and 1.95% and 1.97%, for the years ended December 31, 2002 and 2000, respectively.

The Funds may invest in initial public offerings ("IPOs"). IPOs and other investment techniques may have a magnified performance impact on a Fund.


30   1-800-228-2121

                                                                                 POST-VENTURE FUND

                                                Six Months          Year         Year         Year            Year         Year
                                                  Ended            Ended        Ended        Ended           Ended        Ended
                                              June 30, 2003       Dec. 31,     Dec. 31,     Dec. 31,        Dec. 31,     Dec. 31,
                                               (Unaudited)          2002         2001         2000            1999         1998
Net Asset Value, Beginning of Period            $   3.28          $  10.04     $  26.52     $  38.09        $  12.08     $   8.78

INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
Net investment loss                                (0.06)            (0.14)       (0.23)       (0.53)          (0.12)       (0.14)
Net realized and unrealized gains
  (losses) on investments                           0.06             (6.62)      (16.25)      (11.03)          28.33         3.44
                                                --------          --------     --------     --------        --------     --------
Total from investment operations                      --             (6.76)      (16.48)      (11.56)          28.21         3.30
                                                --------          --------     --------     --------        --------     --------

DISTRIBUTIONS:
Net realized gains                                    --                --           --        (0.01)          (2.20)          --
                                                --------          --------     --------     --------        --------     --------

Net Asset Value, End of Period                  $   3.28          $   3.28     $  10.04     $  26.52        $  38.09     $  12.08
                                                ========          ========     ========     ========        ========     ========

Total Return(1)                                     0.00%           (67.33)%     (62.14)%     (30.31)%        237.22%       37.59%

SUPPLEMENTAL DATA
  AND RATIOS:
Net assets, end of period (000s)                $ 14,686          $ 34,143     $166,445     $481,736        $391,224     $ 19,081
Ratio of expenses to average net assets:
  Net of waivers and reimbursements(2)              2.37%             2.00%        1.95%        1.95%(4)        1.95%        1.95%
  Before waivers and reimbursements(2)              3.99%             3.25%        2.53%        2.13%(4)        2.23%        2.90%
Ratio of net investment loss to
  average net assets:
  Net of waivers and reimbursements(2)             (2.20)%           (1.97)%      (1.75)%      (1.53)%         (1.06)%      (1.39)%
  Before waivers and reimbursements(2)             (3.82)%           (3.22)%      (2.33)%      (1.71)%         (1.34)%      (2.34)%
Portfolio turnover rate(1)                            97%              242%         125%         206%            328%         641%

(4) Excludes dividends on short sales. Including dividends on short sales, the ratio of expenses to average net assets net of waivers and reimbursements and before waivers and reimbursements would be 1.96% and 2.13% for the year ended December 31, 2000.


                                          Van Wagoner Funds Financial Statements

vanwagoner.com                           See notes to financial statements.   31

Van Wagoner Funds Financial Highlights (cont'd.)
--------------------------------------------------------------------------------

For a Fund Share Outstanding Throughout the Period

                                                                                 MID-CAP GROWTH FUND

                                               Six Months         Year            Year         Year            Year         Year
                                                 Ended           Ended           Ended        Ended           Ended        Ended
                                             June 30, 2003      Dec. 31,        Dec. 31,     Dec. 31,        Dec. 31,     Dec. 31,
                                              (Unaudited)         2002            2001         2000            1999         1998
Net Asset Value, Beginning of Period           $   3.42         $   6.82        $  20.28     $  27.06        $  12.43     $  10.67

INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
Net investment loss                               (0.07)           (0.10)          (0.22)       (0.26)          (0.13)       (0.16)
Net realized and unrealized gains
  (losses) on investments                          0.17            (3.30)         (13.24)       (5.88)          15.71         1.92
                                               --------         --------        --------     --------        --------     --------
Total from investment operations                   0.10            (3.40)         (13.46)       (6.14)          15.58         1.76
                                               --------         --------        --------     --------        --------     --------

DISTRIBUTIONS:
Net realized gains                                   --               --              --        (0.64)          (0.95)          --
                                               --------         --------        --------     --------        --------     --------

Net Asset Value, End of Period                 $   3.52         $   3.42        $   6.82     $  20.28        $  27.06     $  12.43
                                               ========         ========        ========     ========        ========     ========

Total Return(1)                                    2.92%          (49.85)%        (66.37)%     (23.28)%        126.88%       16.49%

SUPPLEMENTAL DATA
  AND RATIOS:
Net assets, end of period (000s)               $  7,698         $ 19,530        $ 50,231     $208,180        $141,916     $ 45,925
Ratio of expenses to average net assets:
  Net of waivers and reimbursements(2)             2.31%            2.00%(3)        1.95%        1.65%(3)        1.85%        1.95%
  Before waivers and reimbursements(2)             3.60%            3.01%(3)        2.23%        1.65%(3)        1.85%        2.12%
Ratio of net investment loss to
  average net assets:
  Net of waivers and reimbursements(2)            (2.11)%          (1.79)%         (1.75)%      (1.18)%         (0.88)%      (1.15)%
  Before waivers and reimbursements(2)            (3.40)%          (2.80)%         (2.03)%      (1.18)%         (0.88)%      (1.32)%
Portfolio turnover rate(1)                          144%             502%            168%         238%            589%         787%

(1)  Not annualized for periods less than one year.

(2)  Annualized for periods less than one year.

(3) Excludes dividends on short sales. Including dividends on short sales, the ratio of expenses to average net assets net of waivers and reimbursements and before waivers and reimbursements would be 2.01% and 3.02%; and 1.66% and 1.66% for the years ended December 31, 2002 and 2000, respectively.

The Funds may invest in initial public offerings ("IPOs"). IPOs and other investment techniques may have a magnified performance impact on a Fund.


32   1-800-228-2121

                                                                                EMERGING GROWTH FUND

                                                 Six Months           Year         Year        Year          Year          Year
                                                   Ended             Ended        Ended       Ended         Ended         Ended
                                               June 30, 2003        Dec. 31,     Dec. 31,    Dec. 31,      Dec. 31,      Dec. 31,
                                                (Unaudited)           2002         2001        2000          1999          1998
Net Asset Value, Beginning of Period             $   4.32           $ 12.19     $  30.25     $  42.86     $    10.96     $  10.15

INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
Net investment loss                                 (0.05)            (0.15)       (0.22)       (0.69)         (0.22)       (0.20)
Net realized and unrealized gains
  (losses) on investments                            0.95             (7.72)      (17.84)       (6.94)         32.12         1.01
                                                 --------           -------     --------     --------     ----------     --------
Total from investment operations                     0.90             (7.87)      (18.06)       (7.63)         31.90         0.81
                                                 --------           -------     --------     --------     ----------     --------

DISTRIBUTIONS:
Net realized gains                                     --                --           --        (4.98)            --           --
                                                 --------           -------     --------     --------     ----------     --------

Net Asset Value, End of Period                   $   5.22           $  4.32     $  12.19     $  30.25     $    42.86     $  10.96
                                                 ========           =======     ========     ========     ==========     ========

Total Return(1)                                     20.83%           (64.56)%     (59.70)%     (20.90)%       291.15%        7.98%

SUPPLEMENTAL DATA
  AND RATIOS:
Net assets, end of period (000s)                 $117,840           $97,559     $362,786     $810,499     $1,466,827     $189,372
Ratio of expenses to average net assets:
  Net of waivers and reimbursements(2)               2.00%             2.00%        1.84%        1.68%          1.79%        1.95%
  Before waivers and reimbursements(2)               2.63%             2.31%        1.84%        1.68%          1.79%        2.10%
Ratio of net investment loss to
  average net assets:
  Net of waivers and reimbursements(2)              (1.98)%           (1.96)%      (1.61)%      (1.41)%        (1.30)%      (1.55)%
  Before waivers and reimbursements(2)              (2.61)%           (2.27)%      (1.61)%      (1.41)%        (1.30)%      (1.70)%
Portfolio turnover rate(1)                            191%              289%         131%         197%           353%         668%


                                          Van Wagoner Funds Financial Statements

vanwagoner.com                           See notes to financial statements.   33

Van Wagoner Funds Financial Highlights (cont'd.)
--------------------------------------------------------------------------------

For a Fund Share Outstanding Throughout the Period

                                                                                 TECHNOLOGY FUND

                                                Six Months          Year         Year         Year            Year         Year
                                                  Ended            Ended        Ended        Ended           Ended        Ended
                                              June 30, 2003       Dec. 31,     Dec. 31,     Dec. 31,        Dec. 31,     Dec. 31,
                                               (Unaudited)          2002         2001         2000            1999         1998
Net Asset Value, Beginning of Period            $   5.45          $  15.94     $  41.87     $  58.29        $  18.51     $  10.00

INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
Net investment loss                                (0.11)            (0.20)       (0.39)       (0.89)          (0.16)       (0.08)
Net realized and unrealized gains
  (losses) on investments                           0.23            (10.29)      (25.54)      (15.50)          41.29         8.59
                                                --------          --------     --------     --------        --------     --------
Total from investment operations                    0.12            (10.49)      (25.93)      (16.39)          41.13         8.51
                                                --------          --------     --------     --------        --------     --------

DISTRIBUTIONS:
Net realized gains                                    --                --           --        (0.03)          (1.35)          --
                                                --------          --------     --------     --------        --------     --------

Net Asset Value, End of Period                  $   5.57          $   5.45     $  15.94     $  41.87        $  58.29     $  18.51
                                                ========          ========     ========     ========        ========     ========

Total Return(1)                                     2.20%           (65.81)%     (61.93)%     (28.13)%        223.76%       85.10%

SUPPLEMENTAL DATA
  AND RATIOS:
Net assets, end of period (000s)                $ 14,256          $ 35,979     $134,720     $413,793        $401,444     $  8,176
Ratio of expenses to average net assets:
  Net of waivers and reimbursements(2)              2.42%             2.00%        1.95%        1.88%(3)        1.95%        1.95%
  Before waivers and reimbursements(2)              3.75%             3.05%        2.35%        1.88%(3)        2.03%        5.80%
Ratio of net investment loss to
  average net assets:
  Net of waivers and reimbursements(2)             (2.22)%           (1.96)%      (1.78)%      (1.56)%         (1.05)%      (0.88)%
  Before waivers and reimbursements(2)             (3.55)%           (3.01)%      (2.18)%      (1.56)%         (1.13)%      (4.73)%
Portfolio turnover rate(1)                            84%              260%         128%         211%            275%         888%

(1)  Not annualized for periods less than one year.

(2)  Annualized for periods less than one year.

(3) Excludes dividends on short sales. Including dividends on short sales, the ratio of expenses to average net assets net of waivers and reimbursements and before waivers and reimbursements would be 1.88% and 1.88% for the year ended December 31, 2000.

The Funds may invest in initial public offerings ("IPOs"). IPOs and other investment techniques may have a magnified performance impact on a Fund.


34   1-800-228-2121                           See notes to financial statements.

                                                    GROWTH OPPORTUNITIES FUND

                                                             Period
                                                              Ended
                                                          June 30, 2003*
                                                           (Unaudited)
Net Asset Value, Beginning of Period                         $ 10.00

INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
Net investment loss                                            (0.07)
Net realized and unrealized gains
  (losses) on investments                                       2.24
                                                             -------
Total from investment operations                                2.17
                                                             -------

DISTRIBUTIONS:
Net realized gains                                                --
                                                             -------

Net Asset Value, End of Period                               $ 12.17
                                                             =======

Total Return(1)                                                21.70%

SUPPLEMENTAL DATA
  AND RATIOS:
Net assets, end of period (000s)                             $28,062
Ratio of expenses to average net assets:
  Net of waivers and reimbursements(2)                          3.10%(4)
  Before waivers and reimbursements(2)                          4.08%
Ratio of net investment loss to
  average net assets:
  Net of waivers and reimbursements(2)                         (3.03)%(4)
  Before waivers and reimbursements(2)                         (4.01)%
Portfolio turnover rate(1)                                        92%

(4) Includes reduction for fees paid by Broker through Directed Brokerage Agreements. Had fees not been reduced, ratio of expenses to average net assets and ratio of net investment loss to average net assets would be 3.63% and (3.56%), respectively.

*    Commencement of operations was March 1, 2003.


                                          Van Wagoner Funds Financial Statements

vanwagoner.com                           See notes to financial statements.   35

Van Wagoner Funds Notes to Financial Statements
--------------------------------------------------------------------------------

1.    Organization

      Van Wagoner Funds, Inc. (the "Company") was organized on October 18, 1995 as a Maryland corporation and is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. The Small-Cap Growth Fund, Post-Venture Fund, Mid-Cap Growth Fund, Emerging Growth Fund, Technology Fund and Growth Opportunities Fund (collectively the "Funds") are separate, diversified investment portfolios of the Company.

      The Small-Cap Growth Fund invests primarily (at least 80% of its total assets) in small companies that Van Wagoner Capital Management, Inc. (the "Adviser") believes have the potential to be the market leaders of the future. A small size company is one that has a market capitalization that ranges from the smallest to the largest companies in the S&P SmallCap 600 Index at the time of purchase.

      The Emerging Growth Fund invests primarily in common stocks of small-cap and mid-cap growth companies with the potential for above average, long-term growth.

      The Growth Opportunities Fund seeks to invest in common stocks of growth companies that are already recognized as leaders in their industry, but are also known as innovators in their field. The Fund will primarily invest in companies with a market capitalization that ranges from the smallest to the largest companies in the S&P MidCap 400 Index at the time of purchase. The Fund looks for companies that are still growing, usually because of a new, improved or upgraded product, service or business operation.

      The Board of Directors of Van Wagoner Funds, Inc. has decided to liquidate each of the Post-Venture Fund, the Mid-Cap Growth Fund and the Technology Fund (the "Liquidating Funds"). Accordingly each of the Liquidating Funds has been liquidating its investments in an orderly fashion and investing the proceeds in high quality short-term money market instruments. The Liquidating Funds will not be able to achieve their investment objective of capital appreciation to the extent they invest in money market instruments since these securities earn interest but do not appreciate in value.

2.    Significant Accounting Policies

      The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The financial statements have been prepared in accordance with accounting principles generally accepted in the United States ("GAAP") which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from such estimates.

      (a) Investment Valuation - Securities (including securities sold short) which are traded on a recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded. Securities for which the primary market is the National Association of Securities Dealer's Automated Quotation System ("NASDAQ") will be valued at the NASDAQ official closing price. Securities (including securities sold short) traded on only over-the-counter markets are valued on the basis of closing over-the-counter


36    1-800-228-2121
            trade prices. Securities for which there were no transactions are valued at the closing bid prices. Securities sold short for which there were no transactions are valued at the closing asked prices. Options written or purchased by the Funds are valued at the last sales price if such sales price is between the current bid and asked prices. Otherwise, options are valued at the mean between the current bid and asked prices. Debt securities (other than short-term instruments) are valued at prices furnished by a pricing service, subject to review and possible revision by the Funds' Adviser. Any modification of the price of a debt security furnished by a pricing service is made pursuant to procedures adopted by the Company's Board of Directors. Debt instruments maturing within 60 days are valued by the amortized cost method. Any securities, including private equity securities, for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser under the supervision of the Company's Board of Directors. Private equity securities are initially carried at their original funded cost. Changes in the fair value of these securities are made when, in the judgement of the Adviser, evidence of a change in value is readily ascertainable. In retrospect, fair values so determined may not reflect the prices at which those securities could have been sold during the periods in which the particular fair values were used in determining the Funds' net asset values.

      (b) Private Equity Investment and Fund Liquidity - Since September 2002, the Funds completed the sale of numerous private equity securities. Prior to that date and at times during the preceding year, the percentage of private equity securities held by certain of the Funds exceeded fifteen percent. Subsequent to the sale, the percentage of the private equity securities generally remained less than fifteen percent (see schedules of investments for percentages as of June 30, 2003). Management of the Funds intends to further reduce its holdings of the content of these private equities principally through the sale of these securities when such sales are deemed in best interests of the shareholders. Because of the illiquid nature of the Funds' private equity securities, management may not be able to sell private equities at the prices at which they have valued them for purposes of the Funds' net asset values.

      (c) Repurchase Agreements - During the term of a repurchase agreement, the market value of the underlying collateral, including accrued interest, is required to equal or exceed the market value of the repurchase agreement. The underlying collateral for all repurchase agreements is held by the Funds' custodian.

      (d) Expenses - The Funds are charged for those expenses that are directly attributable to each Fund, such as advisory and custodian fees. Expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their respective average daily net assets.

      (e) Option Contracts - The Funds purchase put options to hedge portfolio investments. Premiums paid for option contracts pur-


                                 Van Wagoner Funds Notes to Financial Statements

vanwagoner.com                                                                37

Van Wagoner Funds Notes to Financial Statements
--------------------------------------------------------------------------------

            chased are included in the Statements of Assets and Liabilities as an asset. Option contracts are valued at the last sale price reported on the date of valuation. If no sale is reported, the option contract purchased is valued at the mean of the current bid and asked priced reported on the date of valuation. When option contracts expire or are closed, realized gains or losses are recognized without regard to any unrealized gains or losses on the underlying securities.

            The Funds may also write (sell) covered call options to hedge portfolio investments. When a Fund sells an option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. By writing an option, a Fund may become obligated during the term of the option to deliver the securities underlying the option at the exercise price if the option is exercised. Option contracts are valued at the last sale price reported on the date of valuation. If no sale is reported, the option contract written is valued at the mean of the current bid and asked price reported on the date of valuation. When an option expires on its stipulated expiration date or a Fund enters into a closing purchase transaction, the Fund realizes a gain or loss, without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised, the premium originally received increases the proceeds of the sale of the security, and the Fund realizes a gain or loss from the sale of the underlying security.

      (f) Distributions to Shareholders - Dividends from net investment income and net realized capital gains, if any, will be declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The Funds may periodically make reclassifications among certain capital accounts as a result of the timing and characterization of certain income and capital gains or losses determined in accordance with Federal income tax regulations, which may differ from GAAP.

      (g) Brokerage Service and Other Arrangements - The Adviser places security trades with designated brokers who have agreed to pay certain custody, transfer agency or other operating expenses through the use of Directed Brokerage Agreements on behalf of the Growth Opportunities Fund. The amount of expenses paid through Directed Brokerage Agreements for the period ended June 30, 2003 was $28,709.

      (h) Other - Investment transactions are accounted for on a trade date basis. Each Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income and expense is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

3.    Federal Income Taxes

      Each Fund intends to comply with the requirements of the Internal Revenue Code necessary to


38    1-800-228-2121
      qualify as a regulated investment company and to make the requisite distributions of income to its shareholders which will be sufficient to relieve it from all or substantially all Federal income taxes.

      As of December 31, 2002, the Small-Cap Growth, Post-Venture, Mid-Cap Growth, Emerging Growth and Technology Funds had Federal income tax capital loss carryforwards of $44,571,596, $479,264,147, $200,517,970,
      $414,269,189 and $368,621,124, respectively.

      Federal income tax capital loss carryforwards for the Post-Venture, Mid-Cap Growth and Technology Funds expire in 2008, 2009 and 2010. Federal income tax capital loss carryforwards for Small-Cap Growth and Emerging Growth Funds expire in 2009 and 2010. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed.

      As of December 31, 2002, the Post-Venture, Emerging Growth and Technology Funds had $3,718,177, $6,995,609 and $2,829,236, respectively, of post-October 2002 capital losses which are deferred until 2003 for Federal tax purposes. Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first day of the Fund's next taxable year.

      The cost of securities on a Federal tax basis at June 30, 2003, for the Small-Cap Growth, Post-Venture, Mid-Cap Growth, Emerging Growth, Technology and Growth Opportunities Funds was $36,649,940, $28,728,036, $14,727,790, $143,549,883, $25,569,536 and $24,194,693, respectively.
      These amounts included the proceeds on short sales reflected in the Statements of Assets and Liabilities.

4.    Investment Advisory Agreement and Related Party Transactions

      Certain Funds have an agreement with the Adviser to furnish investment advisory services to the Funds. Under the terms of each agreement, the Adviser is compensated at the following percentage of average daily net assets for the following Funds: 1.50% for the Small-Cap Growth Fund and 1.25% for the Emerging Growth Fund. For the Growth Opportunities Fund, the Adviser is compensated at a basic fee of 1.25%. The basic fee may be adjusted upward or downward (by up to 0.25% of the Fund's average daily net assets), depending on whether and to what extent the investment performance of the Fund, for the relevant performance period, exceeds or is exceeded by, the performance of the Lipper Mid-Cap Growth Funds Index ("Benchmark") over the same period. Each 0.10% of difference of the Fund's performance compared to the performance of its Benchmark is multiplied by a performance adjustment of 0.025%, up to a maximum adjustment of 0.25% (as an annual rate). The performance period consists of the prior 36 calendar months, and is also referred to as a rolling 36-month period. Until the Growth Opportunity Fund has operated for 36 months, it will make performance adjustments to the basic fee after the Fund has operated for 12 months and will use a rolling 12-month performance period. After the Fund has operated for 24 months it will switch to a rolling 24-month performance period.


                                 Van Wagoner Funds Notes to Financial Statements

vanwagoner.com                                                                39

Van Wagoner Funds Notes to Financial Statements
--------------------------------------------------------------------------------

      Each of the Liquidating Funds had an agreement with Van Wagoner Capital Management, Inc. to furnish investment advisory services to the Funds. Under the terms of each agreement, the Adviser was compensated at the following percentages of average daily net assets for the following Funds:
      1.50% for the Post-Venture Fund, 1.00% for the Mid-Cap Growth Fund and 1.25% for the Technology Fund. The Adviser had contractually agreed to reduce fees for expenses (exclusive of interest, dividends or short sales, taxes, brokerage and extraordinary expenses) that exceed 2.00% of each Fund's average daily net assets for the Small-Cap Growth, Post-Venture, Mid-Cap Growth, Emerging Growth and Technology Funds. Expenses of $167,093, $180,441, $61,564, $323,930 and $145,048 were waived in the
      Small-Cap Growth, Post-Venture, Mid-Cap Growth, Emerging Growth and Technology Funds, respectively for the period ended June 30, 2003. Effective April 30, 2003, Van Wagoner Capital Management, Inc. terminated its investment advisory agreements with the Liquidating Funds. The Adviser also terminated the agreement to limit the total expenses (excluding interest, dividends on short sales, taxes, brokerage and extraordinary expenses) to the annual rate of 2.00% of each Liquidating Fund's average net assets. Since that date, the Adviser has overseen the continued orderly liquidation of these Funds without compensation and the expense ratios have no longer been limited to 2.00% of each Liquidating Funds' average daily net assets.

      On June 9, 2003, the Board of Directors of the Company called a special meeting of shareholders (the "Meeting") of the Emerging Growth Fund and the Small-Cap Growth Fund to be held on August 29, 2003 to consider and act upon a proposal to approve new investment advisory agreements (the "New Agreements") between the Company and the Adviser. Shareholders of the Emerging Growth Fund and the Small-Cap Growth Fund will vote on the respective New Agreements. If the proposals are approved by the shareholders of the Emerging Growth Fund and the Small-Cap Growth Fund at the Meeting, the New Agreements will become effective on September 1, 2003.

      PFPC Inc. ("PFPC"), an indirect majority-owned subsidiary of The PNC Financial Services Group, Inc., provides the Funds with accounting and administrative services pursuant to an Administration & Accounting Services Agreement. The services include the day-to-day administration of matters related to the corporate existence of the Company, maintenance of its records, preparation of reports, supervision of the Company's arrangements with its custodian and assistance in the preparation of the Company's registration statements under federal and state laws. From time to time, PFPC may waive all or a portion of its fees. Expenses of $26,483, $29,404, $33,476, $29,145 and $24,531 were waived in the Small-Cap Growth, Post-Venture, Mid-Cap Growth, Technology and Growth Opportunities Funds, respectively, for the period ended June 30, 2003.

      Certain directors and officers of the Funds are also officers of the Adviser. The Funds do not compensate its directors or officers who are officers of the Adviser. Certain officers and employees of the Adviser have interest in related partnerships that have investments in private placement securities which are also held by the Funds.


40    1-800-228-2121

5.    Service and Distribution Plan

      The Funds have adopted a Service and Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The Plan authorizes payments by the Funds in connection with the distribution of their shares at an annual rate, as determined from time to time by the Board of Directors, of up to 0.25% of each Fund's average daily net assets.

6.    Investment Transactions

      The aggregate purchases and sales of securities, excluding short-term investments, for the Funds for the period ended June 30, 2003, were as follows:

      Fund                                   Purchases            Sales
      --------------------------------------------------------------------
      Small-Cap
      Growth                               $129,819,539       $133,513,840

      Post-Venture                           16,768,122         47,299,789

      Mid-Cap Growth                         12,955,486         30,041,908

      Emerging Growth                       192,516,786        199,706,020

      Technology                             15,138,712         48,371,688

      Growth Opportunities                   40,615,558         17,152,438

7.    Transactions with Affiliated Companies

      An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities of the issuer. Companies which were affiliates of each Fund during the period ended June 30, 2003 were as follows:

                                                                                                       Amount of
                                                                                          Amount of      Loss
                                                 Share Activity                           Dividends    Realized
                             --------------------------------------------------------     Credited      on Sale          Market
                              Balance        Purchases/       Sales/         Balance      to Income    of Shares        Value at
Security Name                 12/31/02       Additions     Reductions        6/30/03      in 2003       in 2003          6/30/03
---------------------------------------------------------------------------------------------------------------------------------
Emerging Growth Fund
I-many, Inc.*                2,795,000       1,512,400       (7,400)        4,300,000       $ --       $(143,763)      $4,343,000

* Non-income producing

8.    Short Positions

      When a Fund sells a security short, an amount equal to the sales proceeds is included in the Statements of Assets and Liabilities as an asset and an equal amount as a liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the security sold short. Subsequent fluctuations in the market prices of securities sold short may cause the liability to differ from that reflected in the Statements of Assets and Liabilities. Each Fund is liable for any dividends paid on securities sold short. Dividends on short sales, if any, are included as a component of miscellaneous expense on the Statements of Operations. Each Fund maintains assets consisting of cash or liquid securities equal in amount to the liability created by the short sale. These assets are adjusted daily to reflect changes in the value of the securities sold short.


                                 Van Wagoner Funds Notes to Financial Statements

vanwagoner.com                                                                41

Van Wagoner Funds Notes to Financial Statements
--------------------------------------------------------------------------------

9.    Legal Actions and Regulatory Matters

      In 2001 the Company, the Adviser and others (including past and two present directors) were named as defendants in several purported class actions alleging, among other things, violations of federal securities law by failing to value private equity holdings at their fair value. Although the Company has not yet responded to these actions, the Company believes this litigation is without merit and intends to defend the actions vigorously. The Company believes that the outcome of the legal actions will not have a material adverse effect on the results of operations or the net asset values of the Funds.

      The staff of the San Francisco, California office of the Securities and Exchange Commission ("Staff") is conducting a private investigation of the Company and the Adviser to determine whether either or both have violated the federal securities laws. Among the matters being investigated is whether either or both violated the federal securities laws by failing to value private holdings at their fair value. In September 2002, the Staff notified the Adviser that the Staff had tentatively determined to recommend to the Securities and Exchange Commission ("Commission") that certain civil and/or administrative proceedings be initiated against the Adviser. An employee of the Adviser, a former director of the Company, and two current directors have also received such notifications from the Staff of its recommendation to the Commission. The Adviser has notified the Company that the Staff has not yet submitted such a recommendation to the Commission and the Adviser has communicated to the Staff that it disagrees with its proposed recommendation. The Adviser informed the Company that it believes that the outcome of the investigation will not have a material adverse effect on the ability of the Adviser to perform its investment advisory agreements with the Funds. The Company believes that the outcome of the investigation will not have a material adverse effect on the results of operations or the net asset values of the Funds. Since the investigation is still in progress, there can be no assurance of its outcome.

      The costs of defending the Company, the Adviser and certain individuals related to the purported class actions and regulatory matters are significant. Substantially all such costs to date have been borne by the Adviser or have been covered by available insurance. Should costs be incurred directly by the Funds, they will be expensed as incurred and these costs, along with other Fund expenses, are taken into account in the determination of the Adviser's expense reimbursement obligations (see Note 4 to the financial statements).


42    1-800-228-2121

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

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

This report is submitted for the general information of shareholders of Van Wagoner Funds. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus for the Funds. The Prospectus gives details about charges, investment objectives, risks and operating policies of the Funds. Read the Prospectus carefully.

  [LOGO]                                                       -----------------
VanWagoner                                                         PRESORTED
  Funds                                                           FIRST CLASS
P.O. Box 9682                                                    U.S. POSTAGE
Providence, RI 02940-9682                                            PAID
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vanwagoner.com                                                 NORTH READING, MA
                                                               -----------------
1-800-228-2121

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

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. [Reserved]

Item 9. Controls and Procedures.

       (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

       (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

       (a)(1) Not applicable.

       (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

       (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)    Van Wagoner Funds, Inc.
            --------------------------------------------------------------------

By (Signature and Title)*     /s/ Garret R. Van Wagoner
                         -------------------------------------------------------
                              Garrett R. Van Wagoner, Chief Executive Officer &
                              Chief Financial Officer
                              (principal executive officer)

Date                          September 2, 2003
    ----------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/ Garret R. Van Wagoner
                         -------------------------------------------------------
                              Garrett R. Van Wagoner, Chief Executive Officer &
                              Chief Financial Officer
                              (principal executive officer & principal financial
                              officer)

Date                    September 2, 2003
    ----------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.